JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited)

Investments	Principal Amount ($000)		Value ($000)
MORTGAGE-BACKED SECURITIES — 47.5%
FHLMC
Pool # 645242, ARM, 2.78%, 1/1/2030 (a)	4		4
Pool # 781087, ARM, 2.36%, 12/1/2033 (a)	40		40
Pool # 1B1665, ARM, 2.07%, 4/1/2034 (a)	23		24
Pool # 782979, ARM, 2.37%, 1/1/2035 (a)	55		58
Pool # 1B2844, ARM, 1.96%, 3/1/2035 (a)	35		36
Pool # 1Q0007, ARM, 2.39%, 12/1/2035 (a)	25		25
Pool # 972200, ARM, 2.10%, 3/1/2036 (a)	55		55
Pool # 1J1380, ARM, 2.79%, 3/1/2036 (a)	24		26
Pool # 1H2618, ARM, 2.37%, 5/1/2036 (a)	36		39
Pool # 1G2557, ARM, 2.22%, 6/1/2036 (a)	58		61
Pool # 1A1085, ARM, 1.87%, 8/1/2036 (a)	43		45
Pool # 1Q0105, ARM, 1.99%, 9/1/2036 (a)	27		28
Pool # 1N0249, ARM, 1.82%, 10/1/2036 (a)	13		13
Pool # 1A1096, ARM, 1.87%, 10/1/2036 (a)	100		104
Pool # 1B7163, ARM, 2.32%, 10/1/2036 (a)	2		2
Pool # 1J1348, ARM, 2.45%, 10/1/2036 (a)	104		103
Pool # 1G2671, ARM, 2.01%, 11/1/2036 (a)	49		50
Pool # 1J1378, ARM, 2.01%, 11/1/2036 (a)	50		52
Pool # 1Q0737, ARM, 2.04%, 11/1/2036 (a)	54		55
Pool # 782760, ARM, 2.31%, 11/1/2036 (a)	92		98
Pool # 1G1386, ARM, 2.27%, 12/1/2036 (a)	22		23
Pool # 1J1516, ARM, 2.07%, 2/1/2037 (a)	20		22
Pool # 1J1543, ARM, 2.48%, 2/1/2037 (a)	5		5
Pool # 1G1555, ARM, 2.51%, 2/1/2037 (a)	22		24
Pool # 1Q0739, ARM, 2.08%, 3/1/2037 (a)	67		70
Pool # 1Q0697, ARM, 1.78%, 5/1/2037 (a)	41		43
Pool # 1B3485, ARM, 2.16%, 7/1/2037 (a)	9		9
Pool # 1G2229, ARM, 2.01%, 9/1/2037 (a)	22		22
Pool # 1K0134, ARM, 2.36%, 10/1/2037 (a)	5		5
Pool # 1Q0722, ARM, 2.41%, 4/1/2038 (a)	33		35
Pool # 1Q0789, ARM, 2.22%, 5/1/2038 (a)	9		9
FHLMC Gold Pools, 15 Year
Pool # G12825, 6.50%, 3/1/2022	—	(b)	—	(b)
Pool # G12978, 5.50%, 12/1/2022	9		10
FHLMC Gold Pools, 20 Year
Pool # C91042, 5.50%, 5/1/2027	201		223
Pool # C91158, 6.50%, 1/1/2028	107		114
Pool # C91180, 5.50%, 3/1/2028	75		83
Pool # D98938, 4.00%, 2/1/2032	393		420
FHLMC Gold Pools, 30 Year
Pool # D53146, 6.50%, 5/1/2024	—	(b)	—	(b)
Pool # C18115, 6.00%, 11/1/2028	1		1
Pool # C00701, 6.50%, 1/1/2029	19		21
Pool # G03029, 6.00%, 10/1/2029	28		31
Pool # C68485, 7.00%, 7/1/2032	17		19
Pool # G01448, 7.00%, 8/1/2032	29		33
Pool # C75791, 5.50%, 1/1/2033	59		67
Pool # C01735, 4.00%, 10/1/2033	54		59
Pool # A13625, 5.50%, 10/1/2033	190		220
Pool # A16253, 6.00%, 11/1/2033	26		29
Pool # A16843, 6.00%, 12/1/2033	56		63
Pool # A24712, 6.50%, 7/1/2034	20		22
Pool # A28796, 6.50%, 11/1/2034	90		104
Pool # A46417, 7.00%, 4/1/2035	214		251
Pool # A46987, 5.50%, 7/1/2035	404		462
Pool # A80290, 5.00%, 11/1/2035	468		533
Pool # G05713, 6.50%, 12/1/2035	385		437
Pool # A54679, 6.50%, 6/1/2036	20		23

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # C02637, 7.00%, 10/1/2036	142	162
Pool # C02660, 6.50%, 11/1/2036	64	74
Pool # G04077, 6.50%, 3/1/2038	130	153
Pool # G05190, 7.50%, 9/1/2038	17	20
Pool # C03466, 5.50%, 3/1/2040	97	113
Pool # A93511, 5.00%, 8/1/2040	845	964
Pool # G06493, 4.50%, 5/1/2041	1,256	1,389
Pool # G60039, 3.00%, 4/1/2043	4,559	4,832
Pool # G60105, 5.00%, 6/1/2044	1,697	1,932
Pool # Q37784, 3.50%, 12/1/2045	1,281	1,374
Pool # Q39412, 3.50%, 3/1/2046	566	603
Pool # Q40797, 3.50%, 5/1/2046	1,627	1,731
Pool # Q40922, 3.50%, 6/1/2046	562	596
Pool # Q42079, 3.50%, 7/1/2046	1,280	1,360
Pool # V84637, 4.00%, 9/1/2048	651	694
Pool # Q61709, 4.50%, 2/1/2049	1,515	1,629
Pool # Q62088, 4.50%, 2/1/2049	753	832
FHLMC Gold Pools, Other
Pool # G20027, 10.00%, 10/1/2030	6	6
Pool # B90491, 7.50%, 1/1/2032	92	103
Pool # U80047, 4.00%, 9/1/2032	309	331
Pool # U80068, 3.50%, 10/1/2032	436	468
Pool # U80125, 3.50%, 1/1/2033	1,076	1,154
Pool # U80173, 3.50%, 1/1/2033	1,177	1,262
Pool # U80265, 3.50%, 4/1/2033	1,263	1,355
Pool # L10221, 6.00%, 1/1/2034	40	42
Pool # L10224, 6.00%, 12/1/2034	112	122
Pool # H00158, 6.00%, 4/1/2036	203	213
Pool # L10291, 6.50%, 11/1/2036	193	216
Pool # P51353, 6.50%, 11/1/2036	108	124
Pool # P50595, 6.50%, 12/1/2036	338	398
Pool # P51361, 6.50%, 12/1/2036	77	90
Pool # G20028, 7.50%, 12/1/2036	114	127
Pool # G80365, 6.50%, 10/17/2038	134	152
Pool # U90690, 3.50%, 6/1/2042	3,519	3,781
Pool # U90975, 4.00%, 6/1/2042	2,007	2,184
Pool # T65101, 4.00%, 10/1/2042	471	495
Pool # U90378, 4.00%, 11/1/2042	2,997	3,261
Pool # U90542, 4.00%, 12/1/2042	1,224	1,326
Pool # U91449, 4.00%, 5/1/2043	3,101	3,384
Pool # U99051, 3.50%, 6/1/2043	478	513
Pool # U99134, 4.00%, 1/1/2046	1,869	2,038
Pool # U69030, 4.50%, 1/1/2046	1,321	1,454
Pool # U69039, 4.00%, 2/1/2046	3,018	3,306
FHLMC UMBS, 20 Year
Pool # SC0104, 3.50%, 8/1/2035	5,445	5,796
Pool # ZT1675, 3.50%, 4/1/2037	3,143	3,360
FHLMC UMBS, 30 Year
Pool # RA1617, 3.50%, 8/1/2049	1,032	1,083
Pool # RA1623, 4.00%, 9/1/2049	2,820	3,040
Pool # QA5403, 4.00%, 11/1/2049	1,160	1,259
Pool # QA5096, 4.00%, 12/1/2049	2,193	2,337
Pool # QA5982, 4.00%, 12/1/2049	968	1,052
Pool # RA2008, 4.00%, 1/1/2050	3,463	3,733
Pool # QA7351, 3.00%, 2/1/2050	415	435
Pool # RA2272, 3.50%, 2/1/2050	22,833	24,556
Pool # QA9332, 2.50%, 5/1/2050	6,303	6,470
Pool # QB0097, 4.00%, 5/1/2050	899	985
Pool # QB4045, 2.50%, 10/1/2050	6,033	6,208
Pool # RA4515, 4.00%, 2/1/2051	8,016	8,640

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # QC2209, 3.50%, 5/1/2051	2,324		2,467
FNMA
Pool # 54844, ARM, 2.19%, 9/1/2027 (a)	2		2
Pool # 303532, ARM, 3.85%, 3/1/2029 (a)	6		6
Pool # BS4142, 2.13%, 1/1/2032(c)	8,000		8,113
Pool # BS4203, IO, 2.36%, 8/1/2032(c)	6,000		6,081
Pool # 555258, ARM, 1.66%, 1/1/2033 (a)	58		58
Pool # 722421, ARM, 1.65%, 7/1/2033 (a)	7		7
Pool # 686040, ARM, 2.26%, 7/1/2033 (a)	80		81
Pool # 746299, ARM, 2.06%, 9/1/2033 (a)	47		49
Pool # 743546, ARM, 1.74%, 11/1/2033 (a)	132		132
Pool # 749923, ARM, 2.28%, 11/1/2033 (a)	—	(b)	—	(b)
Pool # 766610, ARM, 1.96%, 1/1/2034 (a)	15		15
Pool # BS4163, 2.04%, 1/1/2034(c)	9,900		9,906
Pool # 735648, ARM, 1.93%, 2/1/2034 (a)	44		45
Pool # 770377, ARM, 1.62%, 4/1/2034 (a)	30		30
Pool # 751531, ARM, 2.33%, 5/1/2034 (a)	54		54
Pool # 778908, ARM, 1.80%, 6/1/2034 (a)	28		28
Pool # 800422, ARM, 1.32%, 8/1/2034 (a)	178		178
Pool # 793062, ARM, 2.00%, 8/1/2034 (a)	34		34
Pool # 735332, ARM, 2.27%, 8/1/2034 (a)	59		61
Pool # 790964, ARM, 1.89%, 9/1/2034 (a)	14		14
Pool # 794797, ARM, 1.55%, 10/1/2034 (a)	41		42
Pool # 803594, ARM, 1.77%, 10/1/2034 (a)	30		30
Pool # 735740, ARM, 1.81%, 10/1/2034 (a)	60		60
Pool # 803599, ARM, 1.83%, 10/1/2034 (a)	64		64
Pool # 896463, ARM, 2.42%, 10/1/2034 (a)	103		110
Pool # 810896, ARM, 1.68%, 1/1/2035 (a)	340		352
Pool # 816594, ARM, 1.68%, 2/1/2035 (a)	14		15
Pool # 735539, ARM, 2.33%, 4/1/2035 (a)	170		180
Pool # 745862, ARM, 2.35%, 4/1/2035 (a)	71		72
Pool # 821378, ARM, 1.53%, 5/1/2035 (a)	48		48
Pool # 823660, ARM, 1.97%, 5/1/2035 (a)	39		40
Pool # 821179, ARM, 2.01%, 5/1/2035 (a)	13		13
Pool # 745766, ARM, 1.85%, 6/1/2035 (a)	37		38
Pool # 832801, ARM, 1.90%, 9/1/2035 (a)	31		32
Pool # 849251, ARM, 1.99%, 1/1/2036 (a)	32		33
Pool # 920843, ARM, 2.68%, 3/1/2036 (a)	514		548
Pool # 872825, ARM, 2.12%, 6/1/2036 (a)	83		88
Pool # 892868, ARM, 2.02%, 7/1/2036 (a)	43		43
Pool # 886558, ARM, 2.02%, 8/1/2036 (a)	34		36
Pool # 920547, ARM, 1.73%, 9/1/2036 (a)	103		108
Pool # 894239, ARM, 2.02%, 10/1/2036 (a)	44		44
Pool # 900191, ARM, 2.32%, 10/1/2036 (a)	27		27
Pool # 902818, ARM, 2.20%, 11/1/2036 (a)	1		1
Pool # 902955, ARM, 2.07%, 12/1/2036 (a)	31		31
Pool # 995919, ARM, 1.89%, 7/1/2037 (a)	61		63
Pool # 938346, ARM, 2.08%, 7/1/2037 (a)	21		21
Pool # AD0085, ARM, 1.58%, 11/1/2037 (a)	45		46
Pool # AD0179, ARM, 2.35%, 12/1/2037 (a)	49		51
Pool # 966946, ARM, 2.16%, 1/1/2038 (a)	16		16
FNMA UMBS, 15 Year
Pool # 888834, 6.50%, 4/1/2022	—	(b)	—	(b)
Pool # 995428, 5.50%, 11/1/2023	—	(b)	—	(b)
Pool # 995456, 6.50%, 2/1/2024	19		20
Pool # AD0133, 5.00%, 8/1/2024	19		19
Pool # AX7598, 3.00%, 1/1/2030	1,786		1,887
FNMA UMBS, 20 Year
Pool # 254305, 6.50%, 5/1/2022	2		3
Pool # 555791, 6.50%, 12/1/2022	3		3
Pool # 889889, 6.50%, 7/1/2024	3		3
Pool # 257055, 6.50%, 12/1/2027	57		63
Pool # AE0049, 6.00%, 9/1/2029	60		67
Pool # MA0602, 3.50%, 12/1/2030	612		647

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # AP3582, 3.50%, 8/1/2032	849	905
Pool # AB9830, 3.50%, 7/1/2033	4,339	4,619
Pool # AL6238, 4.00%, 1/1/2035	1,246	1,363
FNMA UMBS, 30 Year
Pool # 689977, 8.00%, 3/1/2027	20	22
Pool # 695533, 8.00%, 6/1/2027	10	11
Pool # 756020, 8.50%, 12/1/2027	9	10
Pool # 527285, 7.00%, 11/1/2028	5	6
Pool # 755973, 8.00%, 11/1/2028	65	73
Pool # 455759, 6.00%, 12/1/2028	10	11
Pool # 776702, 4.50%, 5/1/2029	12	13
Pool # 889020, 6.50%, 11/1/2029	76	85
Pool # 567036, 8.50%, 2/1/2030	22	23
Pool # 598559, 6.50%, 8/1/2031	27	32
Pool # 613000, 7.00%, 11/1/2031	24	24
Pool # 610591, 7.00%, 1/1/2032	34	35
Pool # 788150, 6.00%, 3/1/2032	18	20
Pool # 649734, 7.00%, 6/1/2032	11	11
Pool # 668825, 7.00%, 8/1/2032	7	7
Pool # 682078, 5.50%, 11/1/2032	198	227
Pool # 668562, 6.00%, 12/1/2032	28	31
Pool # 675555, 6.00%, 12/1/2032	13	15
Pool # AL0045, 6.00%, 12/1/2032	173	200
Pool # 357363, 5.50%, 3/1/2033	261	299
Pool # 674349, 6.00%, 3/1/2033	15	17
Pool # 688625, 6.00%, 3/1/2033	26	29
Pool # 688655, 6.00%, 3/1/2033	10	11
Pool # 695584, 6.00%, 3/1/2033	6	6
Pool # 702901, 6.00%, 5/1/2033	168	196
Pool # 695403, 5.00%, 6/1/2033	107	122
Pool # 995656, 7.00%, 6/1/2033	132	153
Pool # 723852, 5.00%, 7/1/2033	39	45
Pool # 729296, 5.00%, 7/1/2033	119	135
Pool # 726912, 4.00%, 8/1/2033	5	6
Pool # 753696, 4.00%, 8/1/2033	22	23
Pool # 729379, 6.00%, 8/1/2033	18	20
Pool # 726914, 6.50%, 8/1/2033	8	9
Pool # 737825, 6.00%, 9/1/2033	34	39
Pool # AA7943, 4.00%, 10/1/2033	339	372
Pool # 750977, 4.50%, 11/1/2033	24	27
Pool # 725017, 5.50%, 12/1/2033	249	288
Pool # 759424, 5.50%, 1/1/2034	69	80
Pool # 751182, 5.50%, 3/1/2034	50	58
Pool # 751341, 5.50%, 3/1/2034	16	18
Pool # 767378, 5.50%, 3/1/2034	24	27
Pool # 776565, 4.00%, 4/1/2034	207	226
Pool # AC1317, 4.50%, 9/1/2034	246	269
Pool # 820347, 5.00%, 9/1/2035	41	46
Pool # 745281, 6.00%, 1/1/2036	32	37
Pool # 888417, 6.50%, 1/1/2036	68	76
Pool # 833629, 7.00%, 3/1/2036	28	31
Pool # 893268, 6.50%, 8/1/2036	65	73
Pool # 833657, 7.50%, 8/1/2036	13	14
Pool # AA0922, 6.00%, 9/1/2036	195	227
Pool # 878225, 6.50%, 10/1/2036	52	58
Pool # 985683, 8.00%, 10/1/2036	88	103
Pool # 888476, 7.50%, 5/1/2037	47	57
Pool # 945870, 6.50%, 8/1/2037	55	61
Pool # 946338, 7.00%, 9/1/2037	41	47

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # 888707, 7.50%, 10/1/2037	99	119
Pool # 889883, 6.50%, 3/1/2038	76	87
Pool # AC9081, 6.50%, 9/1/2038	147	173
Pool # 909236, 7.00%, 9/1/2038	290	359
Pool # 934591, 7.00%, 10/1/2038	52	64
Pool # AB2869, 6.00%, 11/1/2038	224	256
Pool # 995504, 7.50%, 11/1/2038	24	29
Pool # 257510, 7.00%, 12/1/2038	136	169
Pool # AD0753, 7.00%, 1/1/2039	232	281
Pool # 890661, 7.00%, 2/1/2039	1,122	1,296
Pool # AD0780, 7.50%, 4/1/2039	446	555
Pool # AD6377, 5.50%, 5/1/2040	83	94
Pool # AD4951, 5.00%, 7/1/2040	1,462	1,650
Pool # BM5364, 4.00%, 4/1/2042	1,910	2,100
Pool # AL6839, 5.00%, 4/1/2042	905	1,019
Pool # AR8128, 3.50%, 3/1/2043	1,248	1,348
Pool # AL8256, 3.00%, 8/1/2043	3,029	3,230
Pool # AZ8089, 4.00%, 7/1/2045	389	417
Pool # BA2343, 4.00%, 9/1/2045	2,084	2,273
Pool # BC9441, 3.50%, 4/1/2046	484	516
Pool # BC6982, 4.00%, 4/1/2046	1,775	1,938
Pool # BD0299, 3.50%, 5/1/2046	439	470
Pool # BC1249, 3.50%, 6/1/2046	248	262
Pool # BD1243, 3.50%, 6/1/2046	481	512
Pool # BD3066, 3.50%, 7/1/2046	754	801
Pool # BD3088, 3.50%, 7/1/2046	448	478
Pool # BD5248, 3.50%, 8/1/2046	1,570	1,664
Pool # BD7764, 3.50%, 9/1/2046	1,064	1,128
Pool # BE5870, 3.50%, 1/1/2047	3,332	3,583
Pool # BH4665, 4.00%, 6/1/2047	4,024	4,348
Pool # BH7626, 4.00%, 8/1/2047	1,500	1,612
Pool # BM3500, 4.00%, 9/1/2047	2,206	2,406
Pool # BH7663, 4.00%, 10/1/2047	2,903	3,146
Pool # BJ1778, 4.50%, 10/1/2047	726	785
Pool # BM3044, 4.00%, 11/1/2047	2,573	2,798
Pool # BE8351, 4.00%, 2/1/2048	1,066	1,140
Pool # BM3455, 4.50%, 2/1/2048	2,153	2,378
Pool # BK7006, 4.50%, 6/1/2048	801	866
Pool # BD9084, 4.50%, 7/1/2048	1,326	1,480
Pool # BK9303, 4.00%, 8/1/2048	3,540	3,846
Pool # CA4662, 3.50%, 9/1/2048	2,765	2,976
Pool # 890863, 5.00%, 9/1/2048	2,523	2,868
Pool # BN1829, 4.50%, 10/1/2048	1,273	1,376
Pool # BN4960, 5.00%, 12/1/2048	717	789
Pool # BM5430, 5.00%, 1/1/2049	3,295	3,706
Pool # BN5013, 5.00%, 1/1/2049	3,009	3,386
Pool # BN6788, 4.50%, 2/1/2049	454	488
Pool # BK0317, 4.00%, 3/1/2049	1,767	1,894
Pool # BO0719, 5.00%, 6/1/2049	1,692	1,899
Pool # BO0721, 5.00%, 6/1/2049	2,080	2,334
Pool # BO0722, 5.00%, 6/1/2049	1,266	1,435
Pool # BO4276, 3.50%, 7/1/2049	2,646	2,841
Pool # BO4277, 3.50%, 7/1/2049	4,779	5,121
Pool # BO4280, 4.00%, 7/1/2049	3,846	4,170
Pool # BN8529, 4.50%, 7/1/2049	508	553
Pool # BO3436, 4.50%, 7/1/2049	3,009	3,332
Pool # BO0718, 5.00%, 7/1/2049	2,145	2,420
Pool # BO0720, 5.00%, 7/1/2049	1,836	2,048
Pool # BO2496, 5.00%, 7/1/2049	2,994	3,386
Pool # BO2497, 5.00%, 7/1/2049	2,712	3,051

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # BO2498, 5.00%, 7/1/2049	3,270	3,680
Pool # BO2499, 5.00%, 7/1/2049	778	882
Pool # BO3408, 5.00%, 7/1/2049	975	1,074
Pool # BO3749, 4.00%, 8/1/2049	2,375	2,602
Pool # BO3999, 4.00%, 8/1/2049	1,383	1,476
Pool # BO1036, 4.50%, 8/1/2049	125	134
Pool # BO2495, 5.00%, 8/1/2049	2,927	3,315
Pool # BK8769, 3.50%, 10/1/2049	2,313	2,433
Pool # CA4363, 4.00%, 10/1/2049	2,145	2,294
Pool # BO2888, 4.00%, 11/1/2049	1,708	1,835
Pool # BO4387, 4.00%, 11/1/2049	1,870	2,008
Pool # BP1125, 4.00%, 12/1/2049	170	181
Pool # FM2526, 4.00%, 12/1/2049	4,256	4,641
Pool # BP1128, 4.00%, 1/1/2050	1,035	1,111
Pool # BP1132, 4.00%, 1/1/2050	1,067	1,162
Pool # BP1141, 4.00%, 1/1/2050	662	708
Pool # BP1847, 4.50%, 1/1/2050	1,662	1,861
Pool # BP6363, 3.00%, 4/1/2050	6,129	6,395
Pool # BP5296, 3.50%, 4/1/2050	3,627	3,879
Pool # BP5302, 4.00%, 4/1/2050	3,323	3,541
Pool # BP7684, 2.50%, 5/1/2050	4,536	4,656
Pool # BP7685, 2.50%, 5/1/2050	4,947	5,102
Pool # BP8335, 2.50%, 5/1/2050	6,639	6,932
Pool # BP8337, 3.00%, 5/1/2050	4,563	4,887
Pool # CA5729, 3.00%, 5/1/2050	8,690	9,029
Pool # BO4404, 2.50%, 6/1/2050	4,945	5,094
Pool # BP4091, 2.50%, 6/1/2050	5,995	6,167
Pool # BP8336, 2.50%, 6/1/2050	8,471	8,695
Pool # BP8338, 3.00%, 6/1/2050	4,585	4,905
Pool # BK2693, 3.50%, 6/1/2050	1,177	1,237
Pool # BP9337, 3.50%, 6/1/2050	3,878	4,242
Pool # BP9950, 3.50%, 6/1/2050	3,594	3,781
Pool # CA6430, 3.50%, 7/1/2050	7,080	7,563
Pool # BO4410, 3.00%, 8/1/2050	5,414	5,734
Pool # BQ1646, 3.00%, 8/1/2050	4,879	5,175
Pool # BQ4113, 3.00%, 9/1/2050	2,786	2,909
Pool # BQ5586, 3.00%, 10/1/2050	3,780	3,948
Pool # BR0870, 3.50%, 2/1/2051	1,466	1,543
FNMA, 30 Year
Pool # 535183, 8.00%, 6/1/2028	4	4
Pool # 252155, 7.00%, 10/1/2028	19	20
Pool # 252334, 6.50%, 2/1/2029	63	69
Pool # 252409, 6.50%, 3/1/2029	61	67
Pool # 253275, 8.50%, 3/1/2030	1	1
Pool # 535442, 8.50%, 6/1/2030	1	1
Pool # 653815, 7.00%, 2/1/2033	16	17
Pool # 752786, 6.00%, 9/1/2033	28	31
Pool # 954255, 6.50%, 8/1/2037	520	582
Pool # 931717, 6.50%, 8/1/2039	251	282
Pool # CA3030, 4.50%, 1/1/2049	7,062	7,599
Pool # CA4047, 4.00%, 8/1/2049	7,285	7,634
Pool # CA4520, 3.50%, 11/1/2049	5,623	5,914
Pool # CB1538, 2.50%, 9/1/2051	16,892	17,353
FNMA, Other
Pool # 469873, 3.03%, 12/1/2021	6,592	6,591
Pool # 470546, 2.99%, 2/1/2022	1,893	1,892
Pool # 470622, 2.75%, 3/1/2022	736	737
Pool # 471151, 3.02%, 5/1/2022	4,143	4,142
Pool # 471313, 3.08%, 5/1/2022	2,040	2,039

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # 471674, 2.79%, 6/1/2022	1,770	1,773
Pool # 471947, 2.75%, 7/1/2022	1,516	1,522
Pool # 471828, 2.65%, 8/1/2022	8,320	8,364
Pool # 471901, 2.90%, 9/1/2022	2,606	2,626
Pool # AM0585, 2.38%, 11/1/2022	1,654	1,670
Pool # AM1619, 2.34%, 12/1/2022	3,720	3,759
Pool # AM2111, 2.34%, 1/1/2023	3,067	3,104
Pool # AM2859, 2.65%, 3/1/2023	2,000	2,042
Pool # AM3069, 2.64%, 4/1/2023	1,710	1,741
Pool # AM3563, 2.51%, 6/1/2023	826	842
Pool # AM3990, 3.74%, 7/1/2023	922	954
Pool # AM4066, 3.59%, 8/1/2023	3,000	3,104
Pool # AM4044, 3.49%, 9/1/2023	5,868	6,072
Pool # AM4716, 3.38%, 12/1/2023	1,402	1,455
Pool # AM7024, 2.90%, 12/1/2024	1,000	1,049
Pool # AM7589, 2.95%, 12/1/2024	1,862	1,953
Pool # AM7290, 2.97%, 12/1/2024	1,126	1,180
Pool # AM7576, 3.04%, 12/1/2024	1,936	2,036
Pool # AM7124, 3.11%, 12/1/2024	3,869	4,076
Pool # AM7682, 2.84%, 1/1/2025	1,613	1,686
Pool # AM7571, 2.89%, 1/1/2025	1,510	1,584
Pool # AN0029, 3.10%, 9/1/2025	2,279	2,420
Pool # AN0287, 2.95%, 11/1/2025	4,500	4,762
Pool # AM4660, 3.77%, 12/1/2025	4,765	5,176
Pool # AM6381, 3.29%, 8/1/2026	4,893	5,260
Pool # 468574, 4.55%, 8/1/2026	2,399	2,618
Pool # 468573, 4.76%, 8/1/2026	2,486	2,804
Pool # AM6808, 3.24%, 10/1/2026	1,912	2,061
Pool # AM7321, 3.12%, 11/1/2026	931	1,000
Pool # 469615, 4.08%, 11/1/2026	9,464	10,533
Pool # AM7118, 3.14%, 12/1/2026	1,733	1,864
Pool # AN4571, 3.07%, 2/1/2027	1,688	1,812
Pool # AN4363, 3.25%, 2/1/2027	4,106	4,437
Pool # AN4917, 3.13%, 3/1/2027	4,100	4,435
Pool # BL1958, 3.42%, 4/1/2027	3,222	3,511
Pool # 470893, 3.46%, 4/1/2027	2,049	2,234
Pool # AM8745, 2.81%, 5/1/2027	1,618	1,722
Pool # AM8595, 2.83%, 5/1/2027	4,000	4,262
Pool # AM8987, 2.79%, 6/1/2027	879	934
Pool # AM9169, 3.08%, 6/1/2027	2,268	2,443
Pool # AN6318, 3.18%, 8/1/2027	3,000	3,180
Pool # 109421, 3.75%, 9/1/2028	1,920	2,153
Pool # AN9248, 3.81%, 9/1/2028	5,250	5,524
Pool # BL0920, 3.82%, 9/1/2028	2,435	2,746
Pool # BL0819, 3.95%, 12/1/2028	5,075	5,806
Pool # AN4154, 3.17%, 1/1/2029	6,060	6,662
Pool # AN4349, 3.35%, 1/1/2029	2,970	3,301
Pool # AN5989, 3.21%, 7/1/2029	2,937	3,214
Pool # AN8154, 3.17%, 2/1/2030	6,302	6,925
Pool # AM7516, 3.55%, 2/1/2030	2,000	2,224
Pool # AN6878, 3.11%, 4/1/2030	898	983
Pool # AN0099, 3.28%, 11/1/2030	6,865	7,565
Pool # 467096, 4.97%, 2/1/2031	2,728	3,078
Pool # BS2915, 1.87%, 5/1/2031	7,612	7,671
Pool # AN1676, 2.99%, 5/1/2031	3,819	4,152
Pool # AI2479, 5.00%, 5/1/2031	126	139
Pool # AN6123, 3.06%, 8/1/2032	800	873
Pool # AN6651, 2.94%, 10/1/2032	647	704
Pool # AD8548, 5.50%, 1/1/2033	156	170
Pool # AR7484, 3.50%, 2/1/2033	977	1,047

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # AT7117, 3.50%, 6/1/2033	1,305		1,399
Pool # 754922, 5.50%, 9/1/2033	52		59
Pool # 762520, 4.00%, 11/1/2033	186		195
Pool # BL1425, 4.06%, 1/1/2034	2,827		3,314
Pool # AM9188, 3.12%, 6/1/2035	2,000		2,241
Pool # 847108, 6.50%, 10/1/2035	55		60
Pool # 881628, 5.00%, 1/1/2036	22		23
Pool # 256128, 6.00%, 2/1/2036	11		12
Pool # 868763, 6.50%, 4/1/2036	7		7
Pool # 872740, 6.50%, 6/1/2036	36		38
Pool # 907742, 7.00%, 12/1/2036	34		39
Pool # 256651, 6.00%, 3/1/2037	20		22
Pool # 888408, 6.00%, 3/1/2037	29		31
Pool # 888373, 7.00%, 3/1/2037	47		52
Pool # 888796, 6.00%, 9/1/2037	123		137
Pool # 888698, 7.00%, 10/1/2037	81		93
Pool # 257172, 5.50%, 4/1/2038	23		25
Pool # AD0810, 6.00%, 11/1/2039	—	(b)	—	(b)
Pool # AB1830, 3.50%, 11/1/2040	321		342
Pool # AL2606, 4.00%, 3/1/2042	173		181
Pool # AO6757, 4.00%, 6/1/2042	1,368		1,491
Pool # AO7225, 4.00%, 7/1/2042	798		864
Pool # AO9352, 4.00%, 7/1/2042	591		645
Pool # AO9353, 4.00%, 7/1/2042	585		637
Pool # AP0838, 4.00%, 7/1/2042	4,356		4,717
Pool # MA1125, 4.00%, 7/1/2042	326		353
Pool # MA1177, 3.50%, 9/1/2042	447		480
Pool # MA1178, 4.00%, 9/1/2042	948		1,026
Pool # MA1213, 3.50%, 10/1/2042	2,156		2,316
Pool # AR1397, 3.00%, 1/1/2043	974		1,033
Pool # AB8517, 3.00%, 2/1/2043	512		543
Pool # MA1373, 3.50%, 3/1/2043	2,339		2,513
Pool # MA1437, 3.50%, 5/1/2043	706		758
Pool # MA1442, 4.00%, 5/1/2043	1,856		2,014
Pool # MA1463, 3.50%, 6/1/2043	1,162		1,248
Pool # MA1552, 3.00%, 8/1/2043	730		774
Pool # MA1582, 3.50%, 9/1/2043	158		170
Pool # MA2434, 3.50%, 9/1/2045	892		958
Pool # MA2493, 3.50%, 12/1/2045	196		211
Pool # BC1157, 3.50%, 1/1/2046	643		687
Pool # MA2545, 3.50%, 2/1/2046	343		366
Pool # BC4832, 3.50%, 3/1/2046	133		141
Pool # AS6970, 3.50%, 4/1/2046	1,952		2,085
Pool # BC8400, 3.50%, 5/1/2046	580		623
Pool # AS7424, 3.50%, 6/1/2046	1,242		1,327
Pool # MA2658, 3.50%, 6/1/2046	4,203		4,514
Pool # BF0491, 3.50%, 12/1/2054	18,870		20,346
Pool # BF0141, 5.50%, 9/1/2056	10,321		12,195
Pool # BF0230, 5.50%, 1/1/2058	8,834		10,515
Pool # BF0271, 5.50%, 5/1/2058	5,328		6,304
Pool # BF0340, 5.00%, 1/1/2059	10,163		11,819
Pool # BF0464, 3.50%, 3/1/2060	7,025		7,605
Pool # BF0507, 3.00%, 9/1/2060	3,904		4,131
FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 2.50%, 2/25/2052 (c)	341,630		348,557
GNMA I, 30 Year
Pool # 608665, 6.50%, 8/15/2022	7		7
Pool # 554105, 6.50%, 3/15/2023	4		4
Pool # 345288, 7.50%, 3/15/2023	1		1
Pool # 623185, 7.00%, 8/15/2023	5		5

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # 628407, 6.50%, 11/15/2023	9		9
Pool # 782507, 9.50%, 10/15/2024	—	(b)	—	(b)
Pool # 441957, 6.38%, 8/15/2026	15		17
Pool # 780653, 6.50%, 10/15/2027	204		226
Pool # 450038, 7.50%, 7/15/2028	4		4
Pool # 486537, 7.50%, 9/15/2028	3		4
Pool # 486631, 6.50%, 10/15/2028	1		1
Pool # 556255, 6.50%, 10/15/2031	32		35
Pool # 569568, 6.50%, 1/15/2032	140		162
Pool # 611453, 7.00%, 4/15/2032	9		10
Pool # 569423, 7.00%, 5/15/2032	40		45
Pool # 591882, 6.50%, 7/15/2032	18		20
Pool # 552665, 7.00%, 7/15/2032	28		29
Pool # 782032, 7.00%, 10/15/2032	87		100
Pool # 591420, 7.50%, 1/15/2033	18		18
Pool # 607645, 6.50%, 2/15/2033	16		18
Pool # 604168, 6.50%, 4/15/2033	12		14
Pool # 615786, 7.00%, 5/15/2033	17		18
Pool # 781614, 7.00%, 6/15/2033	36		42
Pool # 638733, 7.00%, 3/15/2037	154		168
Pool # 759537, 3.49%, 1/15/2041	1,349		1,470
Pool # 759561, 3.49%, 1/15/2041	932		1,015
Pool # 759374, 3.49%, 2/15/2041	1,300		1,417
Pool # 762703, 3.49%, 2/15/2041	514		554
Pool # 762954, 2.99%, 3/15/2041	212		231
Pool # 763239, 2.99%, 3/15/2041	222		242
Pool # 763025, 3.13%, 3/15/2041	210		229
Pool # 762751, 3.49%, 3/15/2041	1,328		1,447
Pool # 762953, 3.49%, 3/15/2041	769		837
Pool # 762973, 3.49%, 3/15/2041	217		235
Pool # 763140, 3.13%, 4/15/2041	123		134
Pool # 763021, 3.49%, 4/15/2041	300		327
Pool # 763180, 3.49%, 4/15/2041	66		72
Pool # 380437, 3.13%, 5/15/2041	126		137
Pool # 770881, 3.13%, 5/15/2041	122		133
Pool # 763366, 3.49%, 5/15/2041	59		64
Pool # 770909, 2.99%, 6/15/2041	289		314
Pool # 380436, 3.38%, 6/15/2041	327		356
Pool # 770754, 3.38%, 6/15/2041	376		410
Pool # 770879, 3.38%, 6/15/2041	176		191
Pool # AT7652, 4.00%, 8/15/2046	1,288		1,402
Pool # 784450, 4.00%, 2/15/2048	5,690		6,096
Pool # BI6468, 5.00%, 12/15/2048	3,571		4,161
Pool # BM1750, 5.00%, 4/15/2049	2,362		2,735
Pool # BM4206, 5.00%, 4/15/2049	1,521		1,754
Pool # BM4207, 5.00%, 4/15/2049	938		1,083
Pool # BM4208, 5.00%, 4/15/2049	4,031		4,650
Pool # BM1957, 5.00%, 5/15/2049	3,126		3,644
Pool # BN4051, 5.00%, 6/15/2049	3,468		3,999
Pool # BN4052, 5.00%, 6/15/2049	4,898		5,648
Pool # BN4053, 5.00%, 6/15/2049	5,719		6,599
Pool # BM9691, 4.50%, 7/15/2049	4,948		5,535
Pool # BM2141, 5.00%, 7/15/2049	2,279		2,626
Pool # BM2163, 5.00%, 7/15/2049	4,350		5,021
Pool # BM2281, 5.00%, 7/15/2049	3,674		4,264
Pool # BM2305, 5.00%, 8/15/2049	1,537		1,766
Pool # BV2390, 3.50%, 7/15/2050	2,150		2,327
Pool # BW7021, 3.50%, 8/15/2050	4,198		4,544
Pool # BW7044, 3.50%, 9/15/2050	4,085		4,421
Pool # BW7064, 3.50%, 10/15/2050	1,849		2,002

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # BY7857, 3.50%, 11/15/2050	1,821	1,971
Pool # BY7874, 3.50%, 12/15/2050	1,276	1,381
Pool # CA3251, 3.50%, 12/15/2050	1,189	1,287
Pool # BY7887, 3.50%, 1/15/2051	3,023	3,272
Pool # CA3320, 3.50%, 1/15/2051	1,611	1,744
Pool # CA3304, 3.50%, 2/15/2051	1,172	1,269
Pool # CE2513, 3.50%, 5/15/2051	1,186	1,242
GNMA II
Pool # CG8187, ARM, 1.67%, 8/20/2071 (a)	10,109	10,792
Pool # CH2658, ARM, 1.71%, 9/20/2071 (a)	4,978	5,340
Pool # CH4939, ARM, 1.68%, 10/20/2071 (a)	3,318	3,614
GNMA II, 30 Year
Pool # 1974, 8.50%, 3/20/2025	1	1
Pool # 2006, 8.50%, 5/20/2025	1	1
Pool # 2234, 8.00%, 6/20/2026	1	1
Pool # 2270, 8.00%, 8/20/2026	1	1
Pool # 2324, 8.00%, 11/20/2026	1	1
Pool # 2499, 8.00%, 10/20/2027	3	3
Pool # 2549, 7.50%, 2/20/2028	1	1
Pool # 2646, 7.50%, 9/20/2028	2	3
Pool # 737076, 6.50%, 10/20/2033	166	183
Pool # 616732, 6.50%, 9/20/2034	111	117
Pool # 748766, 6.50%, 1/20/2039	40	42
Pool # 752496, 6.50%, 1/20/2039	123	142
Pool # 783389, 6.00%, 8/20/2039	559	636
Pool # 783444, 5.50%, 9/20/2039	117	135
Pool # 742853, 3.88%, 4/20/2040	1,599	1,736
Pool # 742810, 3.88%, 6/20/2040	1,563	1,697
Pool # 742801, 3.88%, 8/20/2040	437	468
Pool # 742876, 3.25%, 11/20/2040	1,311	1,403
Pool # 742878, 3.88%, 11/20/2040	5,067	5,534
Pool # BZ8504, 2.50%, 12/20/2040	1,009	1,038
Pool # 742883, 3.25%, 2/20/2041	2,275	2,458
Pool # 742885, 3.75%, 2/20/2041	155	163
Pool # 742884, 3.88%, 2/20/2041	2,696	2,920
Pool # 751810, 3.50%, 3/20/2041	898	972
Pool # BZ1781, 4.50%, 5/20/2041	1,147	1,245
Pool # BZ1778, 4.00%, 10/20/2041	1,029	1,110
Pool # BZ1774, 3.50%, 12/20/2041	1,802	1,920
Pool # BZ1664, 4.00%, 12/20/2042	1,332	1,434
Pool # BZ1780, 4.50%, 10/20/2043	1,594	1,728
Pool # AE8053, 4.00%, 12/20/2043	1,179	1,270
Pool # BZ1770, 3.00%, 6/20/2044	2,563	2,696
Pool # BZ1661, 3.50%, 8/20/2044	1,270	1,342
Pool # BZ1773, 3.50%, 9/20/2044	2,891	3,081
Pool # AJ9020, 4.50%, 10/20/2044	141	149
Pool # 783967, 4.25%, 12/20/2044	1,614	1,744
Pool # BZ1777, 4.00%, 3/20/2045	1,202	1,296
Pool # BY6444, 2.50%, 11/20/2045	863	892
Pool # BZ8502, 2.50%, 12/20/2045	1,729	1,796
Pool # BZ8503, 2.50%, 12/20/2045	1,235	1,279
Pool # AK8803, 4.00%, 3/20/2046	1,289	1,443
Pool # BZ1663, 4.00%, 7/20/2046	1,777	1,910
Pool # AS8110, 3.75%, 8/20/2046	2,407	2,627
Pool # AY2378, 3.25%, 2/20/2047	338	365
Pool # AY2381, 4.25%, 7/20/2047	1,155	1,281
Pool # BZ1769, 3.00%, 8/20/2047	2,072	2,192
Pool # BZ1654, 3.00%, 9/20/2047	995	1,047
Pool # AY2388, 4.25%, 9/20/2047	3,266	3,621

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # BD3185, 4.00%, 10/20/2047	11,092	11,905
Pool # BZ1660, 3.50%, 11/20/2047	1,998	2,119
Pool # BZ1772, 3.50%, 11/20/2047	5,121	5,457
Pool # BZ1776, 4.00%, 11/20/2047	2,341	2,535
Pool # AY2392, 4.25%, 11/20/2047	3,765	4,175
Pool # BE4662, 4.00%, 12/20/2047	17,583	19,104
Pool # BB8795, 4.00%, 1/20/2048	3,925	4,334
Pool # AY2395, 4.25%, 1/20/2048	3,022	3,352
Pool # AY2404, 4.25%, 5/20/2048	4,302	4,770
Pool # BG6360, 5.00%, 5/20/2048	3,311	3,684
Pool # BF2645, 5.50%, 5/20/2048	608	681
Pool # AY2405, 4.25%, 6/20/2048	5,705	6,328
Pool # BD0531, 5.00%, 6/20/2048	1,143	1,249
Pool # BD0532, 5.00%, 6/20/2048	1,187	1,285
Pool # BF2971, 5.00%, 6/20/2048	1,202	1,307
Pool # AY2407, 4.25%, 7/20/2048	1,917	2,126
Pool # AY2408, 4.50%, 7/20/2048	1,374	1,528
Pool # BG7397, 4.50%, 7/20/2048	1,185	1,301
Pool # BF3017, 5.00%, 7/20/2048	1,137	1,249
Pool # AY2409, 4.25%, 8/20/2048	1,617	1,793
Pool # AY2410, 4.50%, 8/20/2048	1,122	1,247
Pool # BD0550, 5.00%, 8/20/2048	2,167	2,363
Pool # BG7389, 5.00%, 8/20/2048	1,289	1,409
Pool # BG7391, 5.00%, 8/20/2048	1,351	1,480
Pool # AY2412, 4.50%, 9/20/2048	5,255	5,841
Pool # 784626, 4.50%, 10/20/2048	879	942
Pool # BI4488, 4.50%, 11/20/2048	1,167	1,259
Pool # BK2584, 5.00%, 11/20/2048	196	211
Pool # BK2585, 5.00%, 11/20/2048	744	816
Pool # BK2586, 5.00%, 11/20/2048	707	773
Pool # BI6431, 4.50%, 12/20/2048	2,114	2,321
Pool # BI6669, 4.50%, 12/20/2048	2,180	2,383
Pool # BH3133, 5.00%, 12/20/2048	3,177	3,552
Pool # BJ7083, 5.00%, 12/20/2048	316	341
Pool # BJ7084, 5.00%, 12/20/2048	1,858	2,044
Pool # BK7169, 5.00%, 12/20/2048	1,941	2,118
Pool # BJ1334, 5.00%, 1/20/2049	2,768	3,087
Pool # BJ9637, 5.00%, 1/20/2049	413	460
Pool # BJ9641, 5.00%, 1/20/2049	1,677	1,874
Pool # BJ9642, 5.00%, 1/20/2049	1,348	1,509
Pool # BJ9824, 4.50%, 2/20/2049	2,255	2,506
Pool # BJ9825, 4.50%, 2/20/2049	1,245	1,383
Pool # BK7188, 4.50%, 2/20/2049	2,319	2,505
Pool # BJ9630, 5.00%, 2/20/2049	669	731
Pool # BJ9633, 5.00%, 2/20/2049	893	975
Pool # BK7189, 5.00%, 2/20/2049	2,253	2,468
Pool # BK7198, 4.50%, 3/20/2049	1,453	1,554
Pool # BL6765, 5.50%, 5/20/2049	3,227	3,593
Pool # BN0907, 4.50%, 6/20/2049	988	1,080
Pool # BN1498, 5.00%, 6/20/2049	2,317	2,540
Pool # BN1499, 5.00%, 6/20/2049	4,795	5,273
Pool # BN1500, 5.50%, 6/20/2049	1,338	1,530
Pool # BN2627, 4.00%, 7/20/2049	2,630	2,868
Pool # BN2628, 4.00%, 7/20/2049	3,246	3,514
Pool # BO0521, 4.00%, 7/20/2049	744	798
Pool # BM9692, 4.50%, 7/20/2049	1,398	1,497
Pool # BN0879, 5.00%, 7/20/2049	336	368
Pool # BO3160, 5.00%, 7/20/2049	924	1,038
Pool # BP4237, 5.00%, 7/20/2049	935	1,036
Pool # BP4238, 5.00%, 7/20/2049	822	918

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # BP4240, 5.00%, 7/20/2049	829	925
Pool # BP4241, 5.00%, 7/20/2049	1,490	1,659
Pool # BP4242, 5.00%, 7/20/2049	967	1,085
Pool # BL9354, 4.00%, 8/20/2049	1,623	1,781
Pool # BM2327, 4.00%, 8/20/2049	572	601
Pool # BM2418, 4.00%, 8/20/2049	2,323	2,508
Pool # BN0884, 4.00%, 8/20/2049	506	545
Pool # BN0889, 4.50%, 8/20/2049	580	630
Pool # BN7048, 4.50%, 8/20/2049	3,596	3,907
Pool # BN7049, 4.50%, 8/20/2049	5,111	5,635
Pool # BN0890, 5.00%, 8/20/2049	641	726
Pool # BN0891, 5.00%, 8/20/2049	370	410
Pool # BN0892, 5.00%, 8/20/2049	298	325
Pool # BN0893, 5.00%, 8/20/2049	583	650
Pool # BO3257, 5.00%, 8/20/2049	1,100	1,235
Pool # BP4290, 5.00%, 8/20/2049	913	1,005
Pool # BP4291, 5.00%, 8/20/2049	947	1,028
Pool # BP4292, 5.00%, 8/20/2049	2,544	2,793
Pool # BP4293, 5.00%, 8/20/2049	1,850	2,028
Pool # BP4294, 5.00%, 8/20/2049	1,410	1,552
Pool # BN0896, 4.00%, 9/20/2049	1,545	1,660
Pool # BI0930, 4.50%, 9/20/2049	2,192	2,419
Pool # BM9714, 4.50%, 9/20/2049	1,605	1,753
Pool # 784810, 5.00%, 9/20/2049	4,841	5,448
Pool # AC2995, 5.00%, 9/20/2049	3,408	3,784
Pool # BP2853, 5.00%, 9/20/2049	2,953	3,269
Pool # BP8644, 5.00%, 9/20/2049	1,412	1,598
Pool # BP8645, 5.00%, 9/20/2049	556	611
Pool # BQ3138, 4.00%, 10/20/2049	1,030	1,115
Pool # AC2994, 4.50%, 10/20/2049	980	1,071
Pool # BQ9513, 3.50%, 11/20/2049	2,121	2,245
Pool # BQ3791, 4.00%, 11/20/2049	2,410	2,618
Pool # BR2638, 4.00%, 11/20/2049	501	547
Pool # 784847, 4.50%, 11/20/2049	4,879	5,306
Pool # BP2896, 4.50%, 11/20/2049	2,022	2,224
Pool # BP7772, 4.50%, 11/20/2049	361	393
Pool # BP8665, 4.50%, 11/20/2049	537	580
Pool # BP8666, 4.50%, 11/20/2049	1,551	1,681
Pool # BP8667, 5.00%, 11/20/2049	780	877
Pool # BP8668, 5.00%, 11/20/2049	379	413
Pool # BR1542, 5.00%, 11/20/2049	1,559	1,723
Pool # BP8669, 5.50%, 11/20/2049	674	766
Pool # BP7668, 3.50%, 12/20/2049	7,767	8,264
Pool # BP7795, 3.50%, 12/20/2049	2,383	2,529
Pool # BP8670, 3.50%, 12/20/2049	933	1,006
Pool # BL9372, 4.00%, 12/20/2049	1,186	1,309
Pool # BP5516, 4.00%, 12/20/2049	1,759	1,935
Pool # BP8672, 4.00%, 12/20/2049	934	1,024
Pool # BP8673, 4.00%, 12/20/2049	1,073	1,170
Pool # BP8674, 4.00%, 12/20/2049	1,463	1,578
Pool # BQ3790, 4.00%, 12/20/2049	6,557	7,213
Pool # BJ9866, 4.50%, 12/20/2049	3,027	3,364
Pool # BL9374, 4.50%, 12/20/2049	370	405
Pool # BP8676, 4.50%, 12/20/2049	911	997
Pool # BP8677, 4.50%, 12/20/2049	1,937	2,117
Pool # BP8678, 5.00%, 12/20/2049	1,443	1,632
Pool # BP8679, 5.50%, 12/20/2049	1,030	1,189
Pool # BP8021, 3.50%, 1/20/2050	2,372	2,546

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # BP8681, 3.50%, 1/20/2050	1,531	1,607
Pool # BL9379, 4.00%, 1/20/2050	3,128	3,472
Pool # BP8682, 4.00%, 1/20/2050	1,568	1,720
Pool # BP8683, 4.00%, 1/20/2050	1,558	1,699
Pool # BT0281, 4.00%, 1/20/2050	4,332	4,747
Pool # BP8688, 4.50%, 1/20/2050	2,233	2,442
Pool # BR0539, 4.50%, 1/20/2050	3,744	4,129
Pool # BP8020, 3.50%, 2/20/2050	1,562	1,676
Pool # BP8022, 3.50%, 2/20/2050	1,817	1,951
Pool # BQ1338, 4.00%, 2/20/2050	5,284	5,778
Pool # BQ7054, 4.00%, 2/20/2050	2,653	2,974
Pool # BS8384, 5.00%, 2/20/2050	2,281	2,499
Pool # BS8400, 3.00%, 3/20/2050	5,724	5,938
Pool # BT0397, 3.00%, 3/20/2050	1,238	1,286
Pool # BQ4110, 3.50%, 3/20/2050	7,224	7,841
Pool # BS5879, 3.50%, 3/20/2050	1,141	1,236
Pool # BS8411, 3.50%, 3/20/2050	5,190	5,548
Pool # BT0399, 3.50%, 3/20/2050	1,791	1,877
Pool # BT3628, 3.50%, 3/20/2050	1,825	1,979
Pool # BT3629, 3.50%, 3/20/2050	776	841
Pool # BT8043, 3.50%, 3/20/2050	1,388	1,507
Pool # BT8044, 3.50%, 3/20/2050	3,500	3,778
Pool # BT8045, 3.50%, 3/20/2050	4,292	4,630
Pool # BT8046, 3.50%, 3/20/2050	6,163	6,601
Pool # BT8047, 3.50%, 3/20/2050	3,888	4,204
Pool # BT8048, 3.50%, 3/20/2050	3,776	4,099
Pool # BS5873, 4.00%, 3/20/2050	943	1,022
Pool # BS5874, 4.00%, 3/20/2050	3,501	3,836
Pool # BQ7064, 3.50%, 4/20/2050	1,079	1,172
Pool # BT3736, 3.50%, 4/20/2050	3,103	3,317
Pool # BU3072, 5.00%, 4/20/2050	2,374	2,626
Pool # BQ4098, 3.00%, 5/20/2050	8,136	8,453
Pool # BR3899, 3.00%, 5/20/2050	1,032	1,071
Pool # BT4019, 3.00%, 5/20/2050	3,702	3,842
Pool # BQ7069, 3.25%, 5/20/2050	2,411	2,613
Pool # BQ7083, 3.25%, 5/20/2050	745	799
Pool # BS7609, 3.50%, 5/20/2050	4,431	4,651
Pool # BT3843, 3.50%, 5/20/2050	2,295	2,461
Pool # BQ7073, 4.00%, 5/20/2050	918	982
Pool # BV2935, 4.50%, 5/20/2050	1,788	1,972
Pool # BV6609, 4.50%, 5/20/2050	580	635
Pool # BV6631, 4.50%, 5/20/2050	1,820	2,015
Pool # BV6670, 4.50%, 5/20/2050	1,084	1,185
Pool # MA6661, 5.50%, 5/20/2050	122	136
Pool # BT4096, 3.00%, 6/20/2050	5,683	5,896
Pool # BU7682, 3.00%, 6/20/2050	5,554	5,818
Pool # BQ7084, 3.25%, 6/20/2050	2,758	2,988
Pool # BV8680, 3.50%, 6/20/2050	2,182	2,353
Pool # BV8683, 3.50%, 6/20/2050	923	987
Pool # BV8684, 3.50%, 6/20/2050	1,672	1,776
Pool # BV8685, 3.50%, 6/20/2050	1,868	1,958
Pool # BQ7086, 4.00%, 6/20/2050	2,605	2,893
Pool # BQ7092, 4.00%, 6/20/2050	3,611	3,974
Pool # BR3901, 4.00%, 6/20/2050	2,501	2,735
Pool # BT4070, 4.00%, 6/20/2050	905	986
Pool # BV8688, 4.00%, 6/20/2050	1,489	1,600
Pool # BQ7087, 4.25%, 6/20/2050	1,041	1,155
Pool # BV2372, 4.50%, 6/20/2050	2,217	2,471
Pool # BV6632, 4.50%, 6/20/2050	3,153	3,487
Pool # BQ7088, 5.00%, 6/20/2050	1,119	1,253

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # BV8696, 3.00%, 7/20/2050	3,355	3,481
Pool # BV8711, 3.00%, 7/20/2050	3,696	3,835
Pool # BV8727, 3.00%, 7/20/2050	1,946	2,029
Pool # BW0561, 3.00%, 7/20/2050	1,881	1,952
Pool # BQ7085, 3.25%, 7/20/2050	4,972	5,320
Pool # BV8699, 3.50%, 7/20/2050	1,913	2,063
Pool # BV8700, 3.50%, 7/20/2050	1,761	1,849
Pool # BV8716, 3.50%, 7/20/2050	2,315	2,431
Pool # BQ7097, 4.00%, 7/20/2050	4,051	4,501
Pool # BU7564, 4.00%, 7/20/2050	3,325	3,676
Pool # BV8702, 4.00%, 7/20/2050	894	965
Pool # BW5975, 4.00%, 7/20/2050	829	878
Pool # BW5994, 4.00%, 7/20/2050	2,390	2,603
Pool # BV2395, 4.50%, 7/20/2050	2,480	2,757
Pool # BV8722, 2.50%, 8/20/2050	3,741	3,847
Pool # BV8726, 3.00%, 8/20/2050	855	908
Pool # BX4922, 3.00%, 8/20/2050	1,041	1,111
Pool # BX4923, 3.00%, 8/20/2050	2,992	3,105
Pool # BW1746, 3.25%, 8/20/2050	3,933	4,261
Pool # BR3911, 3.50%, 8/20/2050	4,784	5,225
Pool # BV2402, 3.50%, 8/20/2050	6,631	7,178
Pool # BX4927, 3.50%, 8/20/2050	1,403	1,490
Pool # BX4928, 3.50%, 8/20/2050	1,766	1,853
Pool # BX4939, 3.50%, 8/20/2050	3,159	3,377
Pool # BW1747, 4.00%, 8/20/2050	927	1,038
Pool # BW7383, 4.00%, 8/20/2050	5,167	5,718
Pool # BX6092, 4.00%, 8/20/2050	3,464	3,833
Pool # BX6093, 4.00%, 8/20/2050	8,627	9,474
Pool # BW0559, 4.50%, 8/20/2050	1,334	1,455
Pool # BW7033, 4.50%, 8/20/2050	1,088	1,220
Pool # BZ1653, 3.00%, 9/20/2050	909	963
Pool # BW1757, 3.25%, 9/20/2050	4,535	4,853
Pool # BR3917, 3.50%, 9/20/2050	9,406	10,274
Pool # BU7559, 3.50%, 9/20/2050	6,211	6,672
Pool # BW1718, 3.50%, 9/20/2050	5,536	5,994
Pool # BW1758, 3.50%, 9/20/2050	2,448	2,657
Pool # BX4956, 3.50%, 9/20/2050	2,268	2,446
Pool # BY3407, 3.50%, 9/20/2050	3,519	3,806
Pool # BY3408, 3.50%, 9/20/2050	1,868	2,020
Pool # BY3432, 3.50%, 9/20/2050	3,822	4,132
Pool # BR3918, 4.00%, 9/20/2050	1,252	1,390
Pool # BW1759, 4.00%, 9/20/2050	1,788	2,004
Pool # BX3717, 4.00%, 9/20/2050	1,027	1,120
Pool # BX3718, 4.00%, 9/20/2050	1,363	1,468
Pool # BW7043, 4.50%, 9/20/2050	1,530	1,714
Pool # BW1760, 4.75%, 9/20/2050	1,187	1,319
Pool # BX4971, 2.50%, 10/20/2050	1,473	1,530
Pool # BY6410, 2.50%, 10/20/2050	1,578	1,623
Pool # BW1771, 3.00%, 10/20/2050	1,506	1,627
Pool # BW1772, 3.25%, 10/20/2050	1,983	2,149
Pool # BU7550, 3.50%, 10/20/2050	7,774	8,350
Pool # BW1773, 3.50%, 10/20/2050	2,025	2,199
Pool # BW7062, 3.50%, 10/20/2050	24,278	26,286
Pool # BY6416, 3.50%, 10/20/2050	1,766	1,905
Pool # BZ1658, 3.50%, 10/20/2050	1,006	1,073
Pool # BY6421, 4.00%, 10/20/2050	843	900
Pool # BZ1662, 4.00%, 10/20/2050	1,249	1,339
Pool # BW1774, 4.25%, 10/20/2050	1,202	1,332

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # BS8528, 2.50%, 11/20/2050	21,350	22,280
Pool # BY6440, 2.50%, 11/20/2050	2,822	2,931
Pool # BY6441, 2.50%, 11/20/2050	2,216	2,313
Pool # BY6443, 2.50%, 11/20/2050	2,144	2,215
Pool # BY6445, 2.50%, 11/20/2050	2,372	2,439
Pool # BY6447, 3.00%, 11/20/2050	4,522	4,818
Pool # BZ2574, 3.00%, 11/20/2050	1,045	1,128
Pool # BZ3559, 3.00%, 11/20/2050	1,003	1,060
Pool # BZ2575, 3.25%, 11/20/2050	3,380	3,661
Pool # BY6453, 3.50%, 11/20/2050	1,169	1,265
Pool # BY6454, 3.50%, 11/20/2050	2,021	2,181
Pool # BY6455, 3.50%, 11/20/2050	1,735	1,872
Pool # BY6456, 3.50%, 11/20/2050	1,000	1,065
Pool # BZ1771, 3.50%, 11/20/2050	3,049	3,234
Pool # BZ3527, 3.50%, 11/20/2050	6,174	6,674
Pool # BZ3560, 3.50%, 11/20/2050	1,487	1,608
Pool # BY5559, 4.00%, 11/20/2050	9,467	10,399
Pool # BY6457, 4.00%, 11/20/2050	874	950
Pool # BY6458, 4.00%, 11/20/2050	901	980
Pool # BZ2576, 4.00%, 11/20/2050	4,351	4,875
Pool # BY7851, 4.50%, 11/20/2050	1,754	1,967
Pool # BZ1779, 4.50%, 11/20/2050	1,127	1,215
Pool # BS8546, 2.50%, 12/20/2050	6,943	7,102
Pool # BZ8499, 2.50%, 12/20/2050	1,991	2,053
Pool # BZ8500, 2.50%, 12/20/2050	2,292	2,385
Pool # BZ8501, 2.50%, 12/20/2050	2,779	2,887
Pool # BZ8505, 2.50%, 12/20/2050	1,116	1,156
Pool # BZ8507, 2.50%, 12/20/2050	2,716	2,793
Pool # BZ2590, 3.25%, 12/20/2050	2,322	2,517
Pool # BZ2591, 3.50%, 12/20/2050	1,570	1,705
Pool # BZ2592, 3.50%, 12/20/2050	1,979	2,148
Pool # BZ8515, 3.50%, 12/20/2050	1,851	2,001
Pool # BZ8516, 3.50%, 12/20/2050	965	1,040
Pool # BZ1775, 4.00%, 12/20/2050	2,469	2,662
Pool # BZ6501, 4.00%, 12/20/2050	8,695	9,481
Pool # BZ8495, 4.00%, 12/20/2050	1,890	2,019
Pool # BY7873, 4.50%, 12/20/2050	1,435	1,608
Pool # CB4508, 5.00%, 12/20/2050	719	797
Pool # BZ8530, 2.50%, 1/20/2051	1,258	1,299
Pool # CB4502, 3.00%, 1/20/2051	1,687	1,792
Pool # CB4503, 3.00%, 1/20/2051	1,163	1,207
Pool # BZ2606, 3.25%, 1/20/2051	2,137	2,316
Pool # 785294, 3.50%, 1/20/2051	13,871	15,159
Pool # BY7890, 3.50%, 1/20/2051	11,464	12,413
Pool # BZ8541, 3.50%, 1/20/2051	826	873
Pool # BZ8542, 3.50%, 1/20/2051	1,086	1,135
Pool # CB1505, 3.50%, 1/20/2051	13,505	14,597
Pool # CB4504, 3.50%, 1/20/2051	1,468	1,584
Pool # BZ2614, 4.00%, 1/20/2051	807	887
Pool # BZ8544, 4.00%, 1/20/2051	849	928
Pool # CB2357, 4.00%, 1/20/2051	1,455	1,570
Pool # CB4506, 4.00%, 1/20/2051	1,625	1,791
Pool # CB1543, 3.00%, 2/20/2051	6,557	6,925
Pool # CB3225, 3.25%, 2/20/2051	1,031	1,117
Pool # CA9001, 3.50%, 2/20/2051	8,485	9,184
Pool # CB3226, 3.50%, 2/20/2051	1,107	1,202
Pool # CB4521, 3.50%, 2/20/2051	1,742	1,878
Pool # CB4522, 3.50%, 2/20/2051	1,364	1,466
Pool # CB4524, 4.00%, 2/20/2051	1,148	1,245
Pool # CA8994, 4.50%, 2/20/2051	1,665	1,851

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # CB4433, 3.00%, 3/20/2051	4,895	5,080
Pool # CB3240, 3.25%, 3/20/2051	989	1,059
Pool # CB3242, 3.50%, 3/20/2051	2,195	2,365
Pool # CB4538, 3.50%, 3/20/2051	1,159	1,252
Pool # CB3253, 3.25%, 4/20/2051	1,121	1,215
Pool # CB3254, 3.50%, 4/20/2051	1,649	1,792
Pool # CB3255, 3.50%, 4/20/2051	1,769	1,921
Pool # CB3256, 3.50%, 4/20/2051	3,090	3,354
Pool # CC9816, 3.00%, 5/20/2051	2,607	2,722
Pool # CD0432, 3.50%, 5/20/2051	2,174	2,362
Pool # CD0433, 3.50%, 5/20/2051	2,341	2,542
Pool # CD0434, 3.50%, 5/20/2051	2,870	3,115
Pool # CC9825, 2.50%, 6/20/2051	1,840	1,912
Pool # CC9826, 2.50%, 6/20/2051	2,064	2,138
Pool # CC9831, 3.00%, 6/20/2051	1,688	1,753
Pool # CD0442, 3.50%, 6/20/2051	2,007	2,181
Pool # CD0443, 3.50%, 6/20/2051	1,593	1,728
Pool # CD0444, 3.50%, 6/20/2051	2,097	2,262
Pool # CC9835, 4.00%, 6/20/2051	998	1,098
Pool # CC9836, 4.00%, 6/20/2051	1,217	1,320
Pool # CC9837, 4.00%, 6/20/2051	1,239	1,324
Pool # CD0454, 3.50%, 7/20/2051	2,795	3,035
Pool # CE9918, 3.50%, 7/20/2051	1,929	2,085
Pool # CE9919, 3.50%, 7/20/2051	1,130	1,210
Pool # CE9920, 3.50%, 7/20/2051	2,176	2,299
Pool # CE9923, 4.00%, 7/20/2051	1,321	1,411
Pool # MA7534, 2.50%, 8/20/2051	136,598	140,512
Pool # CE9932, 3.00%, 8/20/2051	2,359	2,461
Pool # CD0461, 3.50%, 8/20/2051	1,482	1,610
Pool # CE9935, 3.50%, 8/20/2051	1,168	1,251
Pool # CE9936, 3.50%, 8/20/2051	1,417	1,507
Pool # CE9937, 3.50%, 8/20/2051	1,189	1,256
Pool # CE9939, 4.00%, 8/20/2051	1,167	1,247
Pool # CD0469, 3.50%, 9/20/2051	2,104	2,297
Pool # CG4129, 3.50%, 9/20/2051	3,093	3,353
Pool # CG4130, 3.50%, 9/20/2051	2,991	3,242
Pool # CH0092, 3.50%, 9/20/2051	5,946	6,450
Pool # MA7649, 2.50%, 10/20/2051	102,435	105,369
Pool # CD0476, 3.50%, 10/20/2051	1,141	1,236
Pool # CD0477, 3.50%, 10/20/2051	2,502	2,694
Pool # CH0834, 3.50%, 10/20/2051	1,382	1,494
Pool # CH0835, 3.50%, 10/20/2051	1,005	1,087
Pool # CH0836, 3.50%, 10/20/2051	1,465	1,569
Pool # CH0837, 3.50%, 10/20/2051	1,285	1,367
Pool # CH0838, 3.50%, 10/20/2051	2,265	2,379
Pool # CH0840, 4.00%, 10/20/2051	1,495	1,622
Pool # CH0841, 4.00%, 10/20/2051	1,509	1,613
Pool # CH0848, 3.00%, 11/20/2051	1,421	1,503
Pool # CH0849, 3.00%, 11/20/2051	2,795	2,942
Pool # CH0850, 3.00%, 11/20/2051	2,278	2,394
Pool # CH0851, 3.00%, 11/20/2051	1,427	1,495
Pool # CH0852, 3.00%, 11/20/2051	2,933	3,063
Pool # CI0076, 3.00%, 11/20/2051	1,284	1,387
Pool # CI0077, 3.50%, 11/20/2051	1,179	1,274
Pool # CI0078, 3.50%, 11/20/2051	2,010	2,164
Pool # CI9257, 3.50%, 11/20/2051	4,650	4,973
GNMA II, Other
Pool # AD0018, 3.75%, 12/20/2032	1,053	1,127
Pool # AH5895, 4.00%, 6/20/2034	289	317

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # 4285, 6.00%, 11/20/2038	17	19
Pool # BO1377, 3.75%, 2/20/2040	1,182	1,287
Pool # BO1378, 4.00%, 1/20/2041	1,385	1,543
Pool # CD7341, 3.50%, 7/20/2047	7,610	8,031
Pool # BS0536, 3.00%, 3/20/2048	2,765	2,858
Pool # BS0538, 4.00%, 12/20/2048	2,601	2,794
Pool # BS0539, 4.50%, 1/20/2049	1,225	1,320
Pool # MA6145, 3.50%, 9/20/2049	821	836
Pool # CE3912, 5.00%, 9/20/2049	7,439	8,015
Pool # BS0537, 3.50%, 12/20/2049	1,136	1,195
Pool # AC0977, 4.03%, 5/20/2063 (a)	75	77
Pool # AC0973, 4.39%, 5/20/2063 (a)	5	5

TOTAL MORTGAGE-BACKED SECURITIES (Cost $2,490,959)		2,510,275

COLLATERALIZED MORTGAGE OBLIGATIONS — 24.6%
Acrc Series TL-2021A, 3.75%, 11/15/2026 ‡	10,000	10,000
Alternative Loan Trust
Series 2004-J3, Class 4A1, 4.75%, 4/25/2019	7	8
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	477	489
Series 2005-1CB, Class 1A6, IF, IO, 7.01%, 3/25/2035 ‡ (a)	290	41
Series 2005-22T1, Class A2, IF, IO, 4.98%, 6/25/2035 ‡ (a)	1,593	235
Series 2005-20CB, Class 3A8, IF, IO, 4.66%, 7/25/2035 ‡ (a)	1,568	198
Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	63	40
Series 2005-37T1, Class A2, IF, IO, 4.96%, 9/25/2035 ‡ (a)	2,776	401
Series 2005-54CB, Class 1A2, IF, IO, 4.76%, 11/25/2035 ‡ (a)	1,624	229
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	272	253
Series 2005-54CB, Class 1A7, 5.50%, 11/25/2035	9	8
Series 2005-57CB, Class 3A2, IF, IO, 5.01%, 12/25/2035 ‡ (a)	188	23
Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	148	149
Series 2005-86CB, Class A11, 5.50%, 2/25/2036	222	174
Series 2006-7CB, Class 1A2, IF, IO, 5.21%, 5/25/2036 ‡ (a)	8,302	1,730
Series 2006-26CB, Class A9, 6.50%, 9/25/2036	313	224
American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035 (a) (d)	3	3
Anchor Mortgage Trust Series 2021-1, Class A1, 2.60%, 10/25/2026 (d)	14,380	14,430
ANTLR Mortgage Trust Series 2021-RTL1, Class A1, 2.12%, 11/25/2024 (a) (d)	8,453	8,471
ASG Resecuritization Trust Series 2011-1, Class 2A35, 6.00%, 9/28/2036 (a) (d)	69	62
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034 ‡	38	30
Series 2004-3, Class 1A1, 5.50%, 10/25/2034	69	71
Series 2005-1, Class 30, IO, 5.50%, 2/25/2035 ‡	133	21
Series 2005-4, Class 30, PO, 8/25/2035 ‡	24	18
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	101	103
Series 2005-7, Class 30, PO, 11/25/2035 ‡	13	13
Series 2005-8, Class 30, PO, 1/25/2036 ‡	37	27
Banc of America Mortgage Trust
Series 2003-C, Class 3A1, 2.37%, 4/25/2033 (a)	67	69
Series 2003-J, Class 3A2, 2.30%, 11/25/2033 (a)	57	58
Baring Series 2021-EBO1, Class PA, IO, 3.34%, 4/22/2023 ‡ (a) (e)	11,732	11,732
Bayview Finance LLC 0.00%, 7/12/2033 ‡	6,710	6,710
Bayview Financing Trust
Series 2020-3F, Class A, 3.08%, 11/10/2022 (a) (d)	4,688	4,688
Series 2021-2F, Class M1, 1.60%, 12/31/2049 ‡ (a) (d)	1,405	1,405
Series 2021-2F, Class M2, 2.55%, 12/31/2049 ‡ (a) (d)	10,000	10,000
Bayview Opportunity Master Fund IVB LLC 2.10%, 1/10/2031 ‡ (a)	2,140	2,140
Bayview Opportunity Master Fund Trust Series 2014-1SBC, 1.60%, 1/10/2031 ‡ (a)	1,430	1,430
Bear Stearns ARM Trust Series 2003-4, Class 3A1, 2.18%, 7/25/2033 (a)	62	64

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2003-7, Class 3A, 2.49%, 10/25/2033 (a)	18	18
Series 2004-1, Class 12A1, 2.82%, 4/25/2034 (a)	158	158
Series 2004-2, Class 14A, 2.87%, 5/25/2034 (a)	54	54
Series 2006-1, Class A1, 2.40%, 2/25/2036 (a)	188	191
Bear Stearns Asset-Backed Securities Trust Series 2003-AC5, Class A1, 5.75%, 10/25/2033 (e)	168	175
Cascade MH Asset Trust
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (d)	3,597	3,548
Series 2021-MH1, Class M1, 2.99%, 2/25/2046 ‡ (d)	2,000	2,037
Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates Series 2003-9, Class 1P, PO, 11/25/2033 ‡	4	4
CFMT LLC
Series 2021-HB5, Class A, 0.80%, 2/25/2031 (a) (d)	28,257	28,237
Series 2021-HB5, Class M2, 1.85%, 2/25/2031 ‡ (a) (d)	9,000	8,892
Chase Mortgage Finance Trust
Series 2007-A2, Class 2A1, 2.38%, 6/25/2035 (a)	141	143
Series 2007-A1, Class 1A3, 2.33%, 2/25/2037 (a)	486	492
Series 2007-A1, Class 2A1, 2.41%, 2/25/2037 (a)	38	38
Series 2007-A1, Class 7A1, 2.44%, 2/25/2037 (a)	40	41
Series 2007-A1, Class 9A1, 2.77%, 2/25/2037 (a)	110	112
CHL Mortgage Pass-Through Trust
Series 2004-3, PO, 4/25/2034 ‡	7	6
Series 2004-3, Class A26, 5.50%, 4/25/2034	104	106
Series 2004-HYB1, Class 2A, 2.56%, 5/20/2034 (a)	40	41
Series 2004-HYB3, Class 2A, 1.96%, 6/20/2034 (a)	178	182
Series 2004-7, Class 2A1, 2.47%, 6/25/2034 (a)	33	34
Series 2004-5, Class 1A4, 5.50%, 6/25/2034	251	260
Series 2004-13, Class 1A4, 5.50%, 8/25/2034	177	183
Series 2004-HYB6, Class A3, 2.53%, 11/20/2034 (a)	140	145
Series 2005-16, Class A23, 5.50%, 9/25/2035	71	61
Series 2005-22, Class 2A1, 2.47%, 11/25/2035 (a)	368	350
Series 2007-4, Class 1A52, IF, IO, 5.31%, 5/25/2037 ‡ (a)	1,481	309
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-6, Class A, PO, 9/25/2035 ‡	3	3
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class 1, PO, 12/25/2018 ‡	1	—	(b)
Series 2003-HYB1, Class A, 2.24%, 9/25/2033 (a)	45	48
Citigroup Mortgage Loan Trust
Series 2009-10, Class 1A1, 2.51%, 9/25/2033 (a) (d)	130	131
Series 2015-A, Class B2, 4.50%, 6/25/2058 (a) (d)	487	503
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class W2, PO, 6/25/2031 ‡	3	3
Series 2003-1, Class WA2, 6.50%, 6/25/2031 ‡	5	5
Series 2003-1, Class 3, PO, 9/25/2033 ‡	28	25
Series 2003-UP3, Class A3, 7.00%, 9/25/2033	6	6
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	15	15
Series 2004-UST1, Class A6, 1.95%, 8/25/2034 (a)	19	18
Series 2004-UST1, Class A3, 2.02%, 8/25/2034 (a)	46	47
Series 2005-1, Class 2A1A, 2.24%, 2/25/2035 (a)	103	99
Series 2005-2, Class 2A11, 5.50%, 5/25/2035	196	203
Series 2005-5, Class 1A2, 2.94%, 8/25/2035 (a)	309	261
Conix Mortgage Asset Trust Series 2013-1, Class A, 0.00%, 12/25/2047 ‡ (a) (f)	1,618	26
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland)
Series 2004-5, Class 3A1, 5.25%, 8/25/2019	32	29
Series 2003-1, Class DB1, 6.70%, 2/25/2033 (a)	355	382
Series 2003-AR15, Class 3A1, 2.28%, 6/25/2033 (a)	145	151
Series 2003-21, Class 1A4, 5.25%, 9/25/2033	67	69
Series 2004-AR2, Class 2A1, 2.28%, 3/25/2034 (a)	66	66
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-27, Class 5A4, 5.25%, 11/25/2033	104	106
Series 2003-29, Class 1A1, 6.50%, 12/25/2033	144	148
Series 2003-29, Class 5A1, 7.00%, 12/25/2033	75	77
Series 2004-4, Class 2A4, 5.50%, 9/25/2034	87	92

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2004-8, Class 1A4, 5.50%, 12/25/2034	202		207
Series 2005-4, Class 2X, IO, 5.50%, 6/25/2035 ‡ (a)	532		46
Series 2005-9, Class DX, IO, 5.50%, 10/25/2035 ‡	401		46
CSMC Trust
Series 2020-RPL5, Class A1, 3.02%, 8/25/2060 (a) (d)	6,059		6,107
Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (a) (d)	13,685		13,630
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 4.33%, 2/25/2020 (a)	20		20
FHLMC, REMIC
Series 3282, Class YD, 5.50%, 2/15/2022	—	(b)	—	(b)
Series 2462, Class NB, 6.50%, 6/15/2022	3		3
Series 1343, Class LB, 7.50%, 8/15/2022	—	(b)	—	(b)
Series 1343, Class LA, 8.00%, 8/15/2022	1		1
Series 1395, Class G, 6.00%, 10/15/2022	—	(b)	—	(b)
Series 1374, Class Z, 7.00%, 10/15/2022	1		1
Series 1401, Class J, 7.00%, 10/15/2022	2		2
Series 2535, Class BK, 5.50%, 12/15/2022	2		3
Series 1470, Class F, 1.24%, 2/15/2023 (a)	—	(b)	—	(b)
Series 1466, Class PZ, 7.50%, 2/15/2023	7		7
Series 1798, Class F, 5.00%, 5/15/2023	4		4
Series 1518, Class G, IF, 8.85%, 5/15/2023 (a)	3		3
Series 1505, Class QB, HB, IF, 20.56%, 5/15/2023 (a)	—	(b)	—	(b)
Series 2033, Class J, 5.60%, 6/15/2023	12		12
Series 1526, Class L, 6.50%, 6/15/2023	1		1
Series 1541, Class O, 0.81%, 7/15/2023 (a)	3		3
Series 1677, Class Z, 7.50%, 7/15/2023	11		12
Series 1570, Class F, 1.73%, 8/15/2023 (a)	1		1
Series 1552, Class IA, IF, 18.42%, 8/15/2023 (a)	28		31
Series 1570, Class SA, HB, IF, 25.62%, 8/15/2023 (a)	2		2
Series 1578, Class K, 6.90%, 9/15/2023	8		8
Series 1578, Class V, IO, 7.00%, 9/15/2023	1		—	(b)
Series 2571, Class SK, HB, IF, 34.12%, 9/15/2023 (a)	5		6
Series 1591, Class PV, 6.25%, 10/15/2023	16		17
Series 1602, Class SA, HB, IF, 22.46%, 10/15/2023 (a)	3		4
Series 1813, Class I, PO, 11/15/2023	35		35
Series 1813, Class J, IF, IO, 5.75%, 11/15/2023 (a)	136		5
Series 2720, Class PC, 5.00%, 12/15/2023	40		41
Series 1628, Class LZ, 6.50%, 12/15/2023	24		25
Series 1638, Class H, 6.50%, 12/15/2023	27		29
Series 2283, Class K, 6.50%, 12/15/2023	5		5
Series 1644, Class K, 6.75%, 12/15/2023	9		9
Series 1658, Class GZ, 7.00%, 1/15/2024	32		33
Series 1865, Class D, PO, 2/15/2024	3		3
Series 1760, Class ZD, 1.15%, 2/15/2024 (a)	38		38
Series 2756, Class NA, 5.00%, 2/15/2024	12		12
Series 1671, Class QC, IF, 10.00%, 2/15/2024 (a)	3		3
Series 1686, Class SH, IF, 19.04%, 2/15/2024 (a)	1		1
Series 1699, Class FC, 0.69%, 3/15/2024 (a)	2		2
Series 1695, Class EB, 7.00%, 3/15/2024	12		13
Series 2033, Class SN, HB, IF, 30.42%, 3/15/2024 (a)	1		—	(b)
Series 2306, Class K, PO, 5/15/2024	3		3
Series 2306, Class SE, IF, IO, 8.95%, 5/15/2024 (a)	8		1
Series 1745, Class D, 7.50%, 8/15/2024	7		8
Series 3614, Class QB, 4.00%, 12/15/2024	526		546
Series 2967, Class S, HB, IF, 33.33%, 4/15/2025 (a)	12		14
Series 3022, Class SX, IF, 16.65%, 8/15/2025 (a)	16		18
Series 1829, Class ZB, 6.50%, 3/15/2026	8		9
Series 1863, Class Z, 6.50%, 7/15/2026	17		18
Series 1899, Class ZE, 8.00%, 9/15/2026	13		15
Series 1963, Class Z, 7.50%, 1/15/2027	13		15
Series 2470, Class SL, IF, 9.00%, 1/15/2027 (a)	5		5

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 1985, Class PR, IO, 8.00%, 7/15/2027	4	—	(b)
Series 2065, Class PX, IO, 0.75%, 8/17/2027	1,410	9
Series 1987, Class PE, 7.50%, 9/15/2027	6	6
Series 2038, Class PN, IO, 7.00%, 3/15/2028	3	—	(b)
Series 2042, Class T, 7.00%, 3/15/2028	2	3
Series 2040, Class PE, 7.50%, 3/15/2028	26	29
Series 2060, Class Z, 6.50%, 5/15/2028	10	11
Series 2061, Class DC, IO, 6.50%, 6/15/2028	24	2
Series 2075, Class PH, 6.50%, 8/15/2028	69	78
Series 2086, Class GB, 6.00%, 9/15/2028	9	10
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	5	—	(b)
Series 2110, Class PG, 6.00%, 1/15/2029	43	47
Series 2111, Class SB, IF, IO, 7.41%, 1/15/2029 (a)	59	5
Series 2125, Class JZ, 6.00%, 2/15/2029	16	18
Series 2130, Class QS, 6.00%, 3/15/2029	33	36
Series 2132, Class ZL, 6.50%, 3/15/2029	10	11
Series 2132, Class SB, HB, IF, 30.18%, 3/15/2029 (a)	7	10
Series 2141, IO, 7.00%, 4/15/2029	1	—	(b)
Series 2303, Class ZN, 8.50%, 4/15/2029	100	116
Series 2163, Class PC, IO, 7.50%, 6/15/2029	5	—	(b)
Series 2178, Class PB, 7.00%, 8/15/2029	10	11
Series 2201, Class C, 8.00%, 11/15/2029	14	16
Series 2204, Class GB, 8.00%, 12/20/2029 (a)	2	—	(b)
Series 2209, Class TC, 8.00%, 1/15/2030	61	71
Series 2210, Class Z, 8.00%, 1/15/2030	36	43
Series 2224, Class CB, 8.00%, 3/15/2030	12	14
Series 2247, Class Z, 7.50%, 8/15/2030	9	10
Series 2256, Class MC, 7.25%, 9/15/2030	41	47
Series 2254, Class Z, 9.00%, 9/15/2030	91	110
Series 2259, Class ZM, 7.00%, 10/15/2030	45	52
Series 2271, Class PC, 7.25%, 12/15/2030	55	64
Series 2296, Class PD, 7.00%, 3/15/2031	17	20
Series 2303, Class ZD, 7.00%, 4/15/2031	258	302
Series 2694, Class BA, 4.00%, 6/15/2031	12	12
Series 2359, Class ZB, 8.50%, 6/15/2031	37	45
Series 2388, Class UZ, 8.50%, 6/15/2031	13	16
Series 2344, Class ZD, 6.50%, 8/15/2031	104	118
Series 2344, Class ZJ, 6.50%, 8/15/2031	12	14
Series 2345, Class NE, 6.50%, 8/15/2031	7	8
Series 2372, Class F, 0.59%, 10/15/2031 (a)	8	8
Series 2367, Class ZK, 6.00%, 10/15/2031	111	125
Series 2368, Class AS, HB, IF, 20.70%, 10/15/2031 (a)	5	6
Series 2383, Class FD, 0.59%, 11/15/2031 (a)	7	7
Series 2399, Class TH, 6.50%, 1/15/2032	123	142
Series 2410, Class OE, 6.38%, 2/15/2032	17	18
Series 2494, Class SX, IF, IO, 6.91%, 2/15/2032 (a)	293	41
Series 2410, Class QX, IF, IO, 8.56%, 2/15/2032 (a)	21	4
Series 2410, Class QS, IF, 19.27%, 2/15/2032 (a)	27	38
Series 2433, Class SA, HB, IF, 20.70%, 2/15/2032 (a)	55	75
Series 2431, Class F, 0.59%, 3/15/2032 (a)	342	344
Series 2464, Class FE, 1.09%, 3/15/2032 (a)	89	91
Series 2423, Class MC, 7.00%, 3/15/2032	32	37
Series 2423, Class MT, 7.00%, 3/15/2032	38	44
Series 2444, Class ES, IF, IO, 7.86%, 3/15/2032 (a)	24	4
Series 2450, Class SW, IF, IO, 7.91%, 3/15/2032 (a)	27	4
Series 2434, Class TC, 7.00%, 4/15/2032	41	47
Series 2436, Class MC, 7.00%, 4/15/2032	49	56
Series 2450, Class GZ, 7.00%, 5/15/2032	33	39

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 3393, Class JO, PO, 9/15/2032	117	108
Series 2513, Class ZC, 5.50%, 10/15/2032	83	94
Series 2517, Class Z, 5.50%, 10/15/2032	83	91
Series 2835, Class QO, PO, 12/15/2032	33	31
Series 2552, Class FP, 1.09%, 1/15/2033 (a)	499	511
Series 2557, Class HL, 5.30%, 1/15/2033	332	372
Series 2586, Class WI, IO, 6.50%, 3/15/2033	93	17
Series 2611, Class SQ, IF, 12.82%, 5/15/2033 (a)	27	33
Series 2631, Class SA, IF, 14.69%, 6/15/2033 (a)	16	20
Series 2692, Class SC, IF, 13.11%, 7/15/2033 (a)	58	74
Series 2671, Class S, IF, 14.59%, 9/15/2033 (a)	28	36
Series 2725, Class SC, IF, 8.95%, 11/15/2033 (a)	41	43
Series 2722, Class PF, 0.69%, 12/15/2033 (a)	657	667
Series 2763, Class ZA, 6.00%, 3/15/2034	2,460	2,830
Series 2779, Class ZC, 6.00%, 4/15/2034	1,520	1,757
Series 2802, Class ZY, 6.00%, 5/15/2034	247	292
Series 3318, Class BT, IF, 7.00%, 5/15/2034 (a)	723	793
Series 2990, Class SL, HB, IF, 24.17%, 6/15/2034 (a)	18	20
Series 3611, PO, 7/15/2034	138	128
Series 3305, Class MB, IF, 2.57%, 7/15/2034 (a)	48	51
Series 3077, Class TO, PO, 4/15/2035	70	69
Series 2990, Class WP, IF, 16.80%, 6/15/2035 (a)	1	2
Series 3035, Class Z, 5.85%, 9/15/2035	696	789
Series 3117, Class EO, PO, 2/15/2036	92	85
Series 3117, Class OG, PO, 2/15/2036	76	71
Series 3117, Class OK, PO, 2/15/2036	94	87
Series 3143, Class BC, 5.50%, 2/15/2036	163	186
Series 3122, Class OH, PO, 3/15/2036	14	13
Series 3134, PO, 3/15/2036	13	12
Series 3152, Class MO, PO, 3/15/2036	175	163
Series 3122, Class ZB, 6.00%, 3/15/2036	28	41
Series 3138, PO, 4/15/2036	49	45
Series 3607, Class AO, PO, 4/15/2036	116	105
Series 3607, Class BO, PO, 4/15/2036	116	108
Series 3137, Class XP, 6.00%, 4/15/2036	489	570
Series 3219, Class DI, IO, 6.00%, 4/15/2036	75	16
Series 3149, Class SO, PO, 5/15/2036	50	45
Series 3151, PO, 5/15/2036	161	149
Series 3153, Class EO, PO, 5/15/2036	80	72
Series 3210, PO, 5/15/2036	57	57
Series 3604, PO, 5/15/2036	120	108
Series 3171, Class MO, PO, 6/15/2036	67	64
Series 3179, Class OA, PO, 7/15/2036	58	52
Series 3194, Class SA, IF, IO, 7.01%, 7/15/2036 (a)	37	7
Series 3200, PO, 8/15/2036	99	92
Series 3232, Class ST, IF, IO, 6.61%, 10/15/2036 (a)	98	19
Series 3237, Class AO, PO, 11/15/2036	117	105
Series 3704, Class DT, 7.50%, 11/15/2036	602	725
Series 3704, Class ET, 7.50%, 12/15/2036	454	552
Series 3260, Class CS, IF, IO, 6.05%, 1/15/2037 (a)	77	15
Series 3262, Class SG, IF, IO, 6.31%, 1/15/2037 (a)	20	2
Series 3274, Class JO, PO, 2/15/2037	22	21
Series 3274, Class MO, PO, 2/15/2037	44	41
Series 3275, Class FL, 0.53%, 2/15/2037 (a)	23	23
Series 3288, Class GS, IF, 0.70%, 3/15/2037 (a)	15	15
Series 3290, Class SB, IF, IO, 6.36%, 3/15/2037 (a)	224	45
Series 3373, Class TO, PO, 4/15/2037	94	87
Series 3316, Class JO, PO, 5/15/2037	13	12
Series 3607, PO, 5/15/2037	294	265
Series 3322, Class NS, IF, 7.00%, 5/15/2037 (a)	512	591
Series 3371, Class FA, 0.69%, 9/15/2037 (a)	34	34
Series 3385, Class SN, IF, IO, 5.91%, 11/15/2037 (a)	46	7
Series 3387, Class SA, IF, IO, 6.33%, 11/15/2037 (a)	150	27
Series 3422, Class AI, IO, 0.25%, 1/15/2038 (e)	545	4

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 3404, Class SC, IF, IO, 5.91%, 1/15/2038 (a)	224	40
Series 3451, Class SA, IF, IO, 5.96%, 5/15/2038 (a)	27	2
Series 3537, Class MI, IO, 5.00%, 6/15/2038	344	55
Series 3461, Class LZ, 6.00%, 6/15/2038	67	78
Series 3481, Class SJ, IF, IO, 5.76%, 8/15/2038 (a)	286	52
Series 3895, Class WA, 5.70%, 10/15/2038 (a)	149	170
Series 3546, Class A, 1.64%, 2/15/2039 (a)	39	40
Series 3511, Class SA, IF, IO, 5.91%, 2/15/2039 (a)	73	13
Series 3531, Class SA, IF, IO, 6.21%, 5/15/2039 (a)	206	16
Series 3549, Class FA, 1.29%, 7/15/2039 (a)	26	26
Series 4580, Class PT, 6.80%, 8/15/2039 (a)	951	1,099
Series 3572, Class JS, IF, IO, 6.71%, 9/15/2039 (a)	195	27
Series 3795, Class EI, IO, 5.00%, 10/15/2039	226	10
Series 3621, PO, 1/15/2040	209	192
Series 3621, Class BO, PO, 1/15/2040	141	131
Series 3623, Class LO, PO, 1/15/2040	193	174
Series 3632, Class BS, IF, 17.20%, 2/15/2040 (a)	580	770
Series 3714, Class IP, IO, 5.00%, 8/15/2040	552	51
Series 3966, Class BF, 0.59%, 10/15/2040 (a)	159	159
Series 3747, Class PY, 4.00%, 10/15/2040	1,500	1,656
Series 3747, Class CY, 4.50%, 10/15/2040	2,373	2,627
Series 3740, Class SC, IF, IO, 5.91%, 10/15/2040 (a)	304	57
Series 3753, PO, 11/15/2040	970	886
Series 3770, Class PY, 5.00%, 12/15/2040	1,655	1,922
Series 3860, Class PZ, 5.00%, 5/15/2041	3,377	3,829
Series 3852, Class QN, IF, 5.50%, 5/15/2041 (a)	73	79
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (a)	111	120
Series 3966, Class NA, 4.00%, 12/15/2041	1,100	1,205
Series 4015, Class MY, 3.50%, 3/15/2042	1,000	1,071
Series 4136, Class HS, IF, 3.91%, 11/15/2042 (a)	435	426
Series 4177, Class MQ, 2.50%, 3/15/2043	1,000	1,017
Series 4274, Class EM, 4.00%, 11/15/2043	1,000	1,160
Series 4280, Class EO, PO, 12/15/2043	624	579
Series 4281, Class OB, PO, 12/15/2043	764	706
Series 4377, Class JP, 3.00%, 8/15/2044	3,235	3,404
Series 4456, Class SA, IF, IO, 6.06%, 3/15/2045 (a)	4,460	836
Series 4480, Class SE, IF, IO, 6.09%, 6/15/2045 (a)	4,507	892
Series 4708, Class F, 0.39%, 8/15/2047 (a)	3,383	3,382
Series 4888, Class AZ, 4.00%, 12/15/2048	6,187	6,541
Series 4848, Class QY, 4.50%, 12/15/2048	1,191	1,260
Series 4903, Class SN, IF, IO, 6.01%, 8/25/2049 (a)	11,940	2,712
Series 5048, Class TI, IO, 3.00%, 11/25/2050	22,716	3,415
FHLMC, STRIPS
Series 191, IO, 8.00%, 1/1/2028	315	45
Series 197, PO, 4/1/2028	129	124
Series 233, Class 11, IO, 5.00%, 9/15/2035	161	29
Series 233, Class 12, IO, 5.00%, 9/15/2035	94	14
Series 233, Class 13, IO, 5.00%, 9/15/2035	225	41
Series 239, Class S30, IF, IO, 7.61%, 8/15/2036 (a)	311	78
Series 262, Class 35, 3.50%, 7/15/2042	8,465	9,076
Series 299, Class 300, 3.00%, 1/15/2043	350	360
Series 310, PO, 9/15/2043	1,154	1,001
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 4.76%, 7/25/2032 (a)	151	166
Series T-76, Class 2A, 1.60%, 10/25/2037 (a)	1,968	1,910
Series T-42, Class A5, 7.50%, 2/25/2042	542	654
Series T-51, Class 2A, 7.50%, 8/25/2042 (a)	46	60
Series T-54, Class 2A, 6.50%, 2/25/2043	1,019	1,199
Series T-54, Class 3A, 7.00%, 2/25/2043	466	555
Series T-56, Class A5, 5.23%, 5/25/2043	830	936
Series T-58, Class A, PO, 9/25/2043	64	53

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series T-51, Class 1A, 6.50%, 9/25/2043 (a)	37		45
Series T-59, Class 1AP, PO, 10/25/2043	66		45
Series T-62, Class 1A1, 1.28%, 10/25/2044 (a)	683		700
First Horizon Alternative Mortgage Securities Trust
Series 2004-AA4, Class A1, 2.33%, 10/25/2034 (a)	151		156
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	168		118
Series 2007-FA4, Class 1A2, IF, IO, 5.56%, 8/25/2037 ‡ (a)	2,830		607
FMC GMSR Issuer Trust
3.69%, 2/25/2024	15,000		14,699
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (a) (d)	9,800		9,823
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (a) (d)	11,250		11,149
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (a) (d)	11,000		10,985
Fn
0.00%, 5/1/2031 (c)	6,850		6,871
FNMA Trust, Whole Loan
Series 2003-W17, Class 1A7, 5.75%, 8/25/2033	2,635		2,971
Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	194		225
Series 2003-W8, Class 3F1, 0.49%, 5/25/2042 (a)	128		128
Series 2003-W2, Class 1A1, 6.50%, 7/25/2042	171		196
Series 2003-W8, Class 2A, 7.00%, 10/25/2042	108		124
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	142		165
Series 2005-W3, Class 2AF, 0.31%, 3/25/2045 (a)	312		311
Series 2005-W4, Class 3A, 2.50%, 6/25/2045 (a)	696		735
Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	121		136
Series 2006-W2, Class 1AF1, 0.31%, 2/25/2046 (a)	158		158
FNMA, Grantor Trust, Whole Loan
Series 2001-T7, Class A1, 7.50%, 2/25/2041	281		328
Series 2001-T12, Class A1, 6.50%, 8/25/2041	3,207		3,605
Series 2001-T12, Class A2, 7.50%, 8/25/2041	175		200
Series 2001-T10, PO, 12/25/2041	11		11
Series 2002-T4, Class A2, 7.00%, 12/25/2041	112		129
Series 2002-T4, Class A3, 7.50%, 12/25/2041	265		313
Series 2002-T16, Class A2, 7.00%, 7/25/2042	104		123
Series 2002-T19, Class A2, 7.00%, 7/25/2042	254		298
Series 2004-T1, Class 1A1, 6.00%, 1/25/2044	179		203
Series 2004-T3, Class PT1, 10.37%, 1/25/2044 (a)	139		166
FNMA, REMIC
Series 2007-15, Class NO, PO, 3/25/2022	—	(b)	—	(b)
Series 1992-101, Class J, 7.50%, 6/25/2022	—	(b)	—	(b)
Series G92-42, Class Z, 7.00%, 7/25/2022	—	(b)	—	(b)
Series 1996-59, Class J, 6.50%, 8/25/2022	—	(b)	—	(b)
Series G92-54, Class ZQ, 7.50%, 9/25/2022	—	(b)	—	(b)
Series G92-62, Class B, PO, 10/25/2022	—	(b)	—	(b)
Series G92-61, Class Z, 7.00%, 10/25/2022	1		1
Series G93-1, Class KA, 7.90%, 1/25/2023	1		2
Series 1993-108, Class D, PO, 2/25/2023	—	(b)	—	(b)
Series 1993-27, Class S, IF, 9.61%, 2/25/2023 (a)	3		3
Series 1993-25, Class J, 7.50%, 3/25/2023	7		7
Series 1993-31, Class K, 7.50%, 3/25/2023	1		1
Series G93-17, Class SI, IF, 6.00%, 4/25/2023 (a)	2		2
Series 1993-54, Class Z, 7.00%, 4/25/2023	14		14
Series 1998-43, Class SA, IF, IO, 18.87%, 4/25/2023 (a)	5		—	(b)
Series 1993-62, Class SA, HB, IF, 20.01%, 4/25/2023 (a)	1		1
Series 1993-97, Class FA, 1.34%, 5/25/2023 (a)	1		1
Series 2008-47, Class SI, IF, IO, 6.41%, 6/25/2023 (a)	—	(b)	—	(b)
Series 1993-162, Class F, 1.04%, 8/25/2023 (a)	2		2
Series 1996-14, Class SE, IF, IO, 9.10%, 8/25/2023 (a)	11		1
Series 1993-228, Class G, PO, 9/25/2023	1		1
Series 1993-165, Class SD, IF, 14.38%, 9/25/2023 (a)	—	(b)	—	(b)
Series 2000-18, Class EC, PO, 10/25/2023	25		25
Series 1993-179, Class SB, HB, IF, 28.77%, 10/25/2023 (a)	4		4
Series 1993-230, Class FA, 0.69%, 12/25/2023 (a)	1		1

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2002-1, Class UD, HB, IF, 24.18%, 12/25/2023 (a)	6		7
Series 1994-26, Class J, PO, 1/25/2024	59		59
Series 2009-12, IO, 4.50%, 3/25/2024	—	(b)	—	(b)
Series 1994-37, Class L, 6.50%, 3/25/2024	6		6
Series G94-7, Class PJ, 7.50%, 5/17/2024	31		32
Series 2004-53, Class NC, 5.50%, 7/25/2024	27		27
Series 1995-2, Class Z, 8.50%, 1/25/2025	2		3
Series 2006-72, Class HO, PO, 8/25/2026	37		36
Series 2006-94, Class GI, IF, IO, 6.56%, 10/25/2026 (a)	426		30
Series 2006-94, Class GK, HB, IF, 32.79%, 10/25/2026 (a)	18		23
Series G97-2, Class ZA, 8.50%, 2/17/2027	15		17
Series 1997-20, IO, 1.84%, 3/25/2027 (a)	2		—	(b)
Series 1997-27, Class J, 7.50%, 4/18/2027	3		4
Series 1997-24, Class Z, 8.00%, 4/18/2027	3		3
Series 1997-46, Class Z, 7.50%, 6/17/2027	79		88
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	2		—	(b)
Series 1998-30, Class ZA, 6.50%, 5/20/2028	176		197
Series 1998-36, Class ZB, 6.00%, 7/18/2028	21		23
Series 2002-7, Class FD, 0.79%, 4/25/2029 (a)	51		51
Series 1999-62, Class PB, 7.50%, 12/18/2029	19		21
Series 2000-52, IO, 8.50%, 1/25/2031	4		1
Series 2002-60, Class FA, 0.84%, 2/25/2031 (a)	161		162
Series 2002-60, Class FB, 0.84%, 2/25/2031 (a)	161		162
Series 2001-4, Class ZA, 6.50%, 3/25/2031	167		188
Series 2001-7, Class PF, 7.00%, 3/25/2031	15		17
Series 2002-50, Class ZA, 6.00%, 5/25/2031	238		265
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	21		3
Series 2001-49, Class LZ, 8.50%, 7/25/2031	35		40
Series 2001-38, Class FB, 0.59%, 8/25/2031 (a)	53		54
Series 2001-36, Class DE, 7.00%, 8/25/2031	33		38
Series 2001-44, Class PD, 7.00%, 9/25/2031	13		15
Series 2001-44, Class PU, 7.00%, 9/25/2031	27		31
Series 2001-53, Class FX, 0.44%, 10/25/2031 (a)	181		181
Series 2003-52, Class SX, HB, IF, 22.67%, 10/25/2031 (a)	8		11
Series 2001-61, Class Z, 7.00%, 11/25/2031	85		100
Series 2001-72, Class SX, IF, 17.25%, 12/25/2031 (a)	9		11
Series 2002-1, Class SA, HB, IF, 24.89%, 2/25/2032 (a)	5		7
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (a)	99		3
Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (a)	5		6
Series 2002-30, Class Z, 6.00%, 5/25/2032	137		158
Series 2002-37, Class Z, 6.50%, 6/25/2032	10		11
Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	202		27
Series 2004-61, Class FH, 0.89%, 11/25/2032 (a)	871		888
Series 2011-39, Class ZA, 6.00%, 11/25/2032	901		1,026
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (a)	35		40
Series 2004-59, Class BG, PO, 12/25/2032	47		44
Series 2002-77, Class S, IF, 14.31%, 12/25/2032 (a)	22		28
Series 2003-2, Class F, 0.84%, 2/25/2033 (a)	341		347
Series 2003-14, Class TI, IO, 5.00%, 3/25/2033	163		10
Series 2003-22, Class UD, 4.00%, 4/25/2033	281		304
Series 2003-39, IO, 6.00%, 5/25/2033 (a)	16		2
Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	332		66
Series 2003-44, Class IU, IO, 7.00%, 6/25/2033	453		86
Series 2004-4, Class QI, IF, IO, 7.01%, 6/25/2033 (a)	30		1
Series 2004-4, Class QM, IF, 14.02%, 6/25/2033 (a)	8		8
Series 2003-132, Class OA, PO, 8/25/2033	10		10
Series 2003-132, Class PI, IO, 5.50%, 8/25/2033	30		2
Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	140		22

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2003-74, Class SH, IF, 10.00%, 8/25/2033 (a)	26	29
Series 2003-86, Class ZA, 5.50%, 9/25/2033	164	184
Series 2003-91, Class SD, IF, 12.35%, 9/25/2033 (a)	25	29
Series 2003-105, Class AZ, 5.50%, 10/25/2033	927	1,053
Series 2003-116, Class SB, IF, IO, 7.51%, 11/25/2033 (a)	176	32
Series 2006-44, Class P, PO, 12/25/2033	352	327
Series 2003-122, Class ZJ, 6.00%, 12/25/2033	968	1,122
Series 2004-87, Class F, 0.84%, 1/25/2034 (a)	135	138
Series 2003-130, Class SX, IF, 11.38%, 1/25/2034 (a)	7	8
Series 2003-131, Class SK, IF, 16.02%, 1/25/2034 (a)	10	11
Series 2004-46, Class EP, PO, 3/25/2034	90	88
Series 2004-28, Class PF, 0.49%, 3/25/2034 (a)	225	226
Series 2004-17, Class H, 5.50%, 4/25/2034	277	319
Series 2004-25, Class SA, IF, 19.27%, 4/25/2034 (a)	62	85
Series 2004-46, Class SK, IF, 16.25%, 5/25/2034 (a)	27	34
Series 2004-36, Class SA, IF, 19.27%, 5/25/2034 (a)	111	157
Series 2004-46, Class QB, HB, IF, 23.63%, 5/25/2034 (a)	50	73
Series 2004-50, Class VZ, 5.50%, 7/25/2034	1,125	1,262
Series 2004-51, Class SY, IF, 14.06%, 7/25/2034 (a)	15	17
Series 2014-44, Class B, 2.50%, 8/25/2034	928	961
Series 2005-7, Class LO, PO, 2/25/2035	365	345
Series 2005-15, Class MO, PO, 3/25/2035	89	80
Series 2005-13, Class FL, 0.49%, 3/25/2035 (a)	76	76
Series 2005-74, Class SK, IF, 19.88%, 5/25/2035 (a)	122	146
Series 2005-56, Class S, IF, IO, 6.62%, 7/25/2035 (a)	191	36
Series 2005-66, Class SV, IF, IO, 6.66%, 7/25/2035 (a)	178	18
Series 2005-103, Class SC, IF, 11.11%, 7/25/2035 (a)	203	244
Series 2005-66, Class SG, IF, 17.15%, 7/25/2035 (a)	86	118
Series 2005-68, Class PG, 5.50%, 8/25/2035	188	211
Series 2005-73, Class PS, IF, 16.47%, 8/25/2035 (a)	54	69
Series 2005-90, PO, 9/25/2035	65	64
Series 2005-90, Class AO, PO, 10/25/2035	22	21
Series 2010-39, Class OT, PO, 10/25/2035	110	105
Series 2005-84, Class XM, 5.75%, 10/25/2035	105	117
Series 2005-90, Class ES, IF, 16.64%, 10/25/2035 (a)	177	235
Series 2005-106, Class US, HB, IF, 24.23%, 11/25/2035 (a)	111	152
Series 2006-8, Class WQ, PO, 3/25/2036	344	308
Series 2006-16, Class HZ, 5.50%, 3/25/2036	77	87
Series 2006-8, Class WN, IF, IO, 6.61%, 3/25/2036 (a)	1,262	253
Series 2006-23, Class KO, PO, 4/25/2036	46	45
Series 2006-27, Class OH, PO, 4/25/2036	97	91
Series 2006-44, Class GO, PO, 6/25/2036	136	126
Series 2006-50, Class JO, PO, 6/25/2036	83	76
Series 2006-50, Class PS, PO, 6/25/2036	114	109
Series 2006-53, Class US, IF, IO, 6.49%, 6/25/2036 (a)	207	38
Series 2006-58, PO, 7/25/2036	136	126
Series 2006-58, Class AP, PO, 7/25/2036	46	42
Series 2006-65, Class QO, PO, 7/25/2036	55	52
Series 2006-56, Class FT, 0.84%, 7/25/2036 (a)	541	570
Series 2006-63, Class ZH, 6.50%, 7/25/2036	168	198
Series 2006-72, Class GO, PO, 8/25/2036	97	93
Series 2006-72, Class TO, PO, 8/25/2036	57	52
Series 2006-79, Class DO, PO, 8/25/2036	87	83
Series 2007-7, Class SG, IF, IO, 6.41%, 8/25/2036 (a)	254	64
Series 2006-77, Class PC, 6.50%, 8/25/2036	423	482
Series 2006-78, Class BZ, 6.50%, 8/25/2036	51	60
Series 2006-86, Class OB, PO, 9/25/2036	113	104
Series 2006-90, Class AO, PO, 9/25/2036	90	84
Series 2009-19, Class IP, IO, 5.50%, 10/25/2036	648	130

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2006-110, PO, 11/25/2036	63	59
Series 2006-111, Class EO, PO, 11/25/2036	44	40
Series 2006-105, Class ME, 5.50%, 11/25/2036	677	771
Series 2006-115, Class OK, PO, 12/25/2036	147	133
Series 2006-119, PO, 12/25/2036	47	45
Series 2006-118, Class A2, 0.15%, 12/25/2036 (a)	69	68
Series 2006-120, Class PF, 0.34%, 12/25/2036 (a)	85	85
Series 2006-120, IO, 6.50%, 12/25/2036	266	49
Series 2006-117, Class GS, IF, IO, 6.56%, 12/25/2036 (a)	117	17
Series 2015-91, Class AC, 7.50%, 12/25/2036	1,920	2,282
Series 2006-126, Class AO, PO, 1/25/2037	264	241
Series 2007-1, Class SD, HB, IF, 38.45%, 2/25/2037 (a)	33	101
Series 2007-14, Class OP, PO, 3/25/2037	81	75
Series 2007-16, Class FC, 0.84%, 3/25/2037 (a)	31	33
Series 2009-63, Class P, 5.00%, 3/25/2037	13	15
Series 2007-22, Class SC, IF, IO, 5.99%, 3/25/2037 (a)	28	1
Series 2007-18, Class MZ, 6.00%, 3/25/2037	251	280
Series 2007-14, Class ES, IF, IO, 6.35%, 3/25/2037 (a)	2,876	501
Series 2007-39, Class EF, 0.34%, 5/25/2037 (a)	30	30
Series 2007-46, Class ZK, 5.50%, 5/25/2037	452	504
Series 2007-54, Class WI, IF, IO, 6.01%, 6/25/2037 (a)	275	52
Series 2007-72, Class EK, IF, IO, 6.31%, 7/25/2037 (a)	744	139
Series 2007-65, Class KI, IF, IO, 6.53%, 7/25/2037 (a)	161	28
Series 2007-60, Class AX, IF, IO, 7.06%, 7/25/2037 (a)	259	63
Series 2007-76, Class ZG, 6.00%, 8/25/2037	160	185
Series 2007-78, Class CB, 6.00%, 8/25/2037	64	74
Series 2007-79, Class SB, HB, IF, 23.68%, 8/25/2037 (a)	28	43
Series 2007-88, Class VI, IF, IO, 6.45%, 9/25/2037 (a)	114	24
Series 2009-86, Class OT, PO, 10/25/2037	386	350
Series 2007-100, Class SM, IF, IO, 6.36%, 10/25/2037 (a)	237	46
Series 2007-91, Class ES, IF, IO, 6.37%, 10/25/2037 (a)	355	73
Series 2007-112, Class SA, IF, IO, 6.36%, 12/25/2037 (a)	699	149
Series 2007-116, Class HI, IO, 1.30%, 1/25/2038 (a)	575	25
Series 2008-1, Class BI, IF, IO, 5.82%, 2/25/2038 (a)	211	39
Series 2008-12, Class CO, PO, 3/25/2038	424	396
Series 2008-16, Class IS, IF, IO, 6.11%, 3/25/2038 (a)	121	19
Series 2008-10, Class XI, IF, IO, 6.14%, 3/25/2038 (a)	119	21
Series 2008-20, Class SA, IF, IO, 6.90%, 3/25/2038 (a)	179	35
Series 2009-79, Class UA, 7.00%, 3/25/2038	19	21
Series 2008-32, Class SA, IF, IO, 6.76%, 4/25/2038 (a)	23	3
Series 2008-27, Class SN, IF, IO, 6.81%, 4/25/2038 (a)	65	11
Series 2008-44, PO, 5/25/2038	12	10
Series 2011-47, Class ZA, 5.50%, 7/25/2038	347	397
Series 2008-53, Class CI, IF, IO, 7.11%, 7/25/2038 (a)	97	18
Series 2008-80, Class SA, IF, IO, 5.76%, 9/25/2038 (a)	176	31
Series 2008-81, Class SB, IF, IO, 5.76%, 9/25/2038 (a)	136	22
Series 2008-80, Class GP, 6.25%, 9/25/2038	15	17
Series 2009-4, Class BD, 4.50%, 2/25/2039	11	12
Series 2009-6, Class GS, IF, IO, 6.46%, 2/25/2039 (a)	92	20
Series 2009-17, Class QS, IF, IO, 6.56%, 3/25/2039 (a)	82	13
Series 2009-62, Class HJ, 6.00%, 5/25/2039	60	62
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	226	34
Series 2009-47, Class MT, 7.00%, 7/25/2039	13	15
Series 2009-69, PO, 9/25/2039	92	84
Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	148	26
Series 2009-84, Class WS, IF, IO, 5.81%, 10/25/2039 (a)	75	11
Series 2009-92, Class AD, 6.00%, 11/25/2039	139	150
Series 2009-103, Class MB, 1.99%, 12/25/2039 (a)	426	445

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2009-99, Class SC, IF, IO, 6.09%, 12/25/2039 (a)	54	8
Series 2009-99, Class WA, 6.29%, 12/25/2039 (a)	345	391
Series 2009-113, Class FB, 0.64%, 1/25/2040 (a)	141	143
Series 2009-112, Class ST, IF, IO, 6.16%, 1/25/2040 (a)	190	33
Series 2010-1, Class WA, 6.23%, 2/25/2040 (a)	629	707
Series 2010-23, Class KS, IF, IO, 7.01%, 2/25/2040 (a)	146	23
Series 2010-16, Class WB, 6.18%, 3/25/2040 (a)	1,263	1,432
Series 2010-16, Class WA, 6.43%, 3/25/2040 (a)	584	656
Series 2010-49, Class SC, IF, 12.48%, 3/25/2040 (a)	207	262
Series 2010-40, Class FJ, 0.69%, 4/25/2040 (a)	95	96
Series 2010-35, Class SB, IF, IO, 6.33%, 4/25/2040 (a)	186	29
Series 2010-43, Class FD, 0.69%, 5/25/2040 (a)	231	235
Series 2010-42, Class S, IF, IO, 6.31%, 5/25/2040 (a)	79	12
Series 2010-61, Class WA, 6.01%, 6/25/2040 (a)	210	240
Series 2010-68, Class SA, IF, IO, 4.91%, 7/25/2040 (a)	444	59
Series 2010-103, Class ME, 4.00%, 9/25/2040	517	555
Series 2010-111, Class AM, 5.50%, 10/25/2040	611	713
Series 2010-123, Class FL, 0.52%, 11/25/2040 (a)	62	63
Series 2010-125, Class SA, IF, IO, 4.35%, 11/25/2040 (a)	438	52
Series 2010-130, Class CY, 4.50%, 11/25/2040	2,080	2,261
Series 2010-147, Class SA, IF, IO, 6.44%, 1/25/2041 (a)	1,692	356
Series 2011-20, Class MW, 5.00%, 3/25/2041	1,674	1,920
Series 2011-30, Class LS, IO, 1.61%, 4/25/2041 (a)	367	24
Series 2011-75, Class FA, 0.64%, 8/25/2041 (a)	72	73
Series 2011-118, Class LB, 7.00%, 11/25/2041	599	720
Series 2011-118, Class MT, 7.00%, 11/25/2041	961	1,149
Series 2011-118, Class NT, 7.00%, 11/25/2041	929	1,104
Series 2013-2, Class LZ, 3.00%, 2/25/2043	156	158
Series 2013-4, Class AJ, 3.50%, 2/25/2043	1,771	1,856
Series 2013-92, PO, 9/25/2043	1,132	1,023
Series 2013-101, Class DO, PO, 10/25/2043	1,255	1,072
Series 2018-11, Class LA, 3.50%, 7/25/2045	2,510	2,599
Series 2018-63, Class DA, 3.50%, 9/25/2048	1,233	1,296
Series 2018-68, Class DZ, 4.00%, 9/25/2048	1,654	1,744
Series 2019-20, Class H, 3.50%, 5/25/2049	2,405	2,525
Series 2019-32, Class SD, IF, IO, 5.96%, 6/25/2049 (a)	5,746	835
Series 2010-103, Class SB, IF, IO, 6.01%, 11/25/2049 (a)	611	71
Series 2020-36, Class SH, IF, IO, 5.96%, 6/25/2050 (a)	17,477	3,164
Series 2020-61, Class SB, IF, IO, 4.11%, 9/25/2050 (a)	13,235	1,479
Series 2011-2, Class WA, 5.84%, 2/25/2051 (a)	120	136
Series 2011-43, Class WA, 5.83%, 5/25/2051 (a)	147	169
Series 2011-58, Class WA, 5.50%, 7/25/2051 (a)	367	425
Series 2012-21, Class WA, 5.63%, 3/25/2052 (a)	769	883
Series 2019-7, Class CA, 3.50%, 11/25/2057	14,576	15,336
FNMA, REMIC Trust, Whole Loan
Series 2004-W4, Class A7, 5.50%, 6/25/2034	531	598
Series 2007-W2, Class 1A1, 0.41%, 3/25/2037 (a)	179	180
Series 2007-W3, Class 1A3, 6.75%, 4/25/2037	89	96
Series 2007-W7, Class 1A4, HB, IF, 38.64%, 7/25/2037 (a)	13	22
Series 2001-W3, Class A, 7.00%, 9/25/2041 (a)	343	372
Series 2002-W10, IO, 0.91%, 8/25/2042 (a)	1,368	27
Series 2003-W4, Class 2A, 5.52%, 10/25/2042 (a)	21	24
Series 2003-W1, Class 1A1, 5.04%, 12/25/2042 (a)	158	170
Series 2003-W1, Class 2A, 5.49%, 12/25/2042 (a)	104	113
Series 2004-W11, Class 1A1, 6.00%, 5/25/2044	350	410
Series 2006-W3, Class 2A, 6.00%, 9/25/2046	128	143
Series 2006-W3, Class 1AF1, 0.33%, 10/25/2046 (a)	97	96
Series 2009-W1, Class A, 6.00%, 12/25/2049	644	714
FNMA, REMIC, Whole Loan
Series 2007-101, Class A2, 0.37%, 6/27/2036 (a)	210	207
Series 2007-54, Class FA, 0.49%, 6/25/2037 (a)	93	95

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2007-64, Class FB, 0.46%, 7/25/2037 (a)	157	159
Series 2007-106, Class A7, 6.25%, 10/25/2037 (a)	49	57
Series 2003-7, Class A1, 6.50%, 12/25/2042	172	195
FNMA, STRIPS
Series 213, Class 2, IO, 8.00%, 3/25/2023	11	—	(b)
Series 218, Class 2, IO, 7.50%, 4/25/2023	20	1
Series 265, Class 2, 9.00%, 3/25/2024	1	1
Series 300, Class 1, PO, 9/25/2024	29	28
Series 293, Class 1, PO, 12/25/2024	60	59
Series 285, Class 1, PO, 2/25/2027	2	2
Series 331, Class 13, IO, 7.00%, 11/25/2032	103	18
Series 345, Class 6, IO, 5.00%, 12/25/2033 (a)	47	6
Series 351, Class 7, IO, 5.00%, 4/25/2034 (a)	104	13
Series 356, Class 3, IO, 5.00%, 1/25/2035	125	17
Series 365, Class 8, IO, 5.50%, 5/25/2036	159	32
Series 373, Class 1, PO, 7/25/2036	1,029	968
Series 374, Class 5, IO, 5.50%, 8/25/2036	64	11
Series 393, Class 6, IO, 5.50%, 4/25/2037	26	4
Series 383, Class 32, IO, 6.00%, 1/25/2038	144	32
Freedom Series 2021-SAVF1, IO, 4.40%, 3/25/2022 (a)	18,000	18,000
GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 3.08%, 6/19/2035 (a)	268	262
GNMA
Series 1999-4, Class ZB, 6.00%, 2/20/2029	48	48
Series 2001-35, Class SA, IF, IO, 8.16%, 8/16/2031 (a)	35	—	(b)
Series 2003-24, PO, 3/16/2033	5	5
Series 2003-41, Class ID, IO, 5.50%, 5/20/2033	184	14
Series 2003-90, PO, 10/20/2033	15	14
Series 2010-41, Class WA, 5.83%, 10/20/2033 (a)	665	739
Series 2003-112, Class SA, IF, IO, 6.46%, 12/16/2033 (a)	218	20
Series 2004-28, Class S, IF, 19.42%, 4/16/2034 (a)	56	76
Series 2004-46, Class AO, PO, 6/20/2034	76	72
Series 2010-103, Class WA, 5.70%, 8/20/2034 (a)	356	402
Series 2004-73, Class JL, IF, IO, 6.46%, 9/16/2034 (a)	764	137
Series 2004-71, Class ST, IF, 7.00%, 9/20/2034 (a)	17	18
Series 2004-90, Class SI, IF, IO, 6.01%, 10/20/2034 (a)	229	31
Series 2005-68, Class DP, IF, 16.22%, 6/17/2035 (a)	60	72
Series 2010-14, Class CO, PO, 8/20/2035	503	469
Series 2005-58, Class NI, IO, 5.50%, 8/20/2035 (a)	661	92
Series 2005-72, Class AZ, 5.50%, 9/20/2035	433	483
Series 2005-68, Class KI, IF, IO, 6.21%, 9/20/2035 (a)	418	77
Series 2005-85, IO, 5.50%, 11/16/2035	177	20
Series 2010-14, Class BO, PO, 11/20/2035	83	77
Series 2006-16, Class OP, PO, 3/20/2036	73	68
Series 2006-22, Class AO, PO, 5/20/2036	51	49
Series 2006-38, Class SW, IF, IO, 6.41%, 6/20/2036 (a)	57	2
Series 2006-34, PO, 7/20/2036	43	41
Series 2006-59, Class SD, IF, IO, 6.61%, 10/20/2036 (a)	65	8
Series 2011-22, Class WA, 5.90%, 2/20/2037 (a)	950	1,079
Series 2007-57, PO, 3/20/2037	127	123
Series 2007-17, Class JO, PO, 4/16/2037	58	52
Series 2007-17, Class JI, IF, IO, 6.72%, 4/16/2037 (a)	424	87
Series 2010-129, Class AW, 5.93%, 4/20/2037 (a)	355	402
Series 2007-31, Class AO, PO, 5/16/2037	326	293
Series 2007-25, Class FN, 0.39%, 5/16/2037 (a)	50	50
Series 2007-28, Class BO, PO, 5/20/2037	10	9
Series 2007-26, Class SC, IF, IO, 6.11%, 5/20/2037 (a)	192	27
Series 2007-36, Class HO, PO, 6/16/2037	10	9
Series 2007-36, Class SE, IF, IO, 6.38%, 6/16/2037 (a)	191	20

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2007-36, Class SG, IF, IO, 6.38%, 6/20/2037 (a)	280	35
Series 2007-45, Class QA, IF, IO, 6.55%, 7/20/2037 (a)	88	11
Series 2007-40, Class SD, IF, IO, 6.66%, 7/20/2037 (a)	213	30
Series 2007-42, Class SB, IF, IO, 6.66%, 7/20/2037 (a)	210	30
Series 2008-20, PO, 9/20/2037	7	7
Series 2007-53, Class SW, IF, 19.93%, 9/20/2037 (a)	26	33
Series 2008-32, Class PI, IO, 5.50%, 10/16/2037	72	2
Series 2009-79, Class OK, PO, 11/16/2037	131	123
Series 2007-74, Class SL, IF, IO, 6.45%, 11/16/2037 (a)	610	62
Series 2007-76, Class SA, IF, IO, 6.44%, 11/20/2037 (a)	173	19
Series 2007-79, Class SY, IF, IO, 6.46%, 12/20/2037 (a)	236	28
Series 2008-2, Class MS, IF, IO, 7.07%, 1/16/2038 (a)	132	22
Series 2008-1, PO, 1/20/2038	29	27
Series 2015-137, Class WA, 5.53%, 1/20/2038 (a)	278	322
Series 2008-13, Class PI, IO, 5.50%, 2/16/2038	391	45
Series 2008-10, Class S, IF, IO, 5.74%, 2/20/2038 (a)	94	10
Series 2009-106, Class ST, IF, IO, 5.91%, 2/20/2038 (a)	560	83
Series 2008-33, Class XS, IF, IO, 7.61%, 4/16/2038 (a)	102	15
Series 2012-52, Class WA, 6.19%, 4/20/2038 (a)	2,331	2,695
Series 2008-36, Class SH, IF, IO, 6.21%, 4/20/2038 (a)	206	1
Series 2008-40, Class SA, IF, IO, 6.31%, 5/16/2038 (a)	827	137
Series 2008-55, Class SA, IF, IO, 6.11%, 6/20/2038 (a)	101	13
Series 2008-62, Class SA, IF, IO, 6.06%, 7/20/2038 (a)	632	63
Series 2012-59, Class WA, 5.58%, 8/20/2038 (a)	443	502
Series 2008-71, Class SC, IF, IO, 5.91%, 8/20/2038 (a)	36	4
Series 2009-25, Class SE, IF, IO, 7.51%, 9/20/2038 (a)	99	14
Series 2011-97, Class WA, 6.14%, 11/20/2038 (a)	986	1,136
Series 2008-93, Class AS, IF, IO, 5.61%, 12/20/2038 (a)	164	18
Series 2011-163, Class WA, 5.88%, 12/20/2038 (a)	1,067	1,225
Series 2008-96, Class SL, IF, IO, 5.91%, 12/20/2038 (a)	116	9
Series 2009-65, Class IQ, IO, 6.00%, 12/20/2038	11	—	(b)
Series 2008-95, Class DS, IF, IO, 7.21%, 12/20/2038 (a)	393	53
Series 2009-6, Class SA, IF, IO, 6.01%, 2/16/2039 (a)	128	10
Series 2009-10, Class SA, IF, IO, 5.86%, 2/20/2039 (a)	216	28
Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	652	70
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	147	25
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	170	35
Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	49	6
Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	116	19
Series 2009-43, Class SA, IF, IO, 5.86%, 6/20/2039 (a)	141	15
Series 2009-42, Class SC, IF, IO, 5.99%, 6/20/2039 (a)	264	35
Series 2009-64, Class SN, IF, IO, 6.01%, 7/16/2039 (a)	211	25
Series 2009-54, Class JZ, 5.50%, 7/20/2039	1,031	1,176
Series 2009-67, Class SA, IF, IO, 5.96%, 8/16/2039 (a)	206	26
Series 2009-72, Class SM, IF, IO, 6.16%, 8/16/2039 (a)	372	51
Series 2009-104, Class AB, 7.00%, 8/16/2039	197	210
Series 2009-106, Class AS, IF, IO, 6.31%, 11/16/2039 (a)	442	75
Series 2015-91, Class W, 5.25%, 5/20/2040 (a)	803	913
Series 2013-75, Class WA, 5.13%, 6/20/2040 (a)	419	473
Series 2011-137, Class WA, 5.59%, 7/20/2040 (a)	1,363	1,574
Series 2010-130, Class CP, 7.00%, 10/16/2040	281	332
Series 2010-157, Class OP, PO, 12/20/2040	679	640
Series 2020-187, Class WA, 3.76%, 7/16/2041 (a)	6,101	6,605
Series 2011-100, Class MY, 4.00%, 7/20/2041	1,196	1,295
Series 2012-24, Class WA, 5.60%, 7/20/2041 (a)	2,059	2,348
Series 2013-26, Class AK, 4.72%, 9/20/2041 (a)	1,003	1,124
Series 2014-188, Class W, 4.58%, 10/20/2041 (a)	936	1,028
Series 2012-141, Class WA, 4.53%, 11/16/2041 (a)	2,956	3,258
Series 2012-141, Class WC, 3.70%, 1/20/2042 (a)	1,492	1,609
Series 2012-141, Class WB, 4.00%, 9/16/2042 (a)	2,083	2,290

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2012-138, Class PT, 3.97%, 11/16/2042 (a)	2,486	2,726
Series 2013-54, Class WA, 4.89%, 11/20/2042 (a)	1,538	1,727
Series 2017-99, Class PT, 6.02%, 8/20/2044 (a)	923	1,075
Series 2021-103, Class WA, 4.31%, 6/20/2045 (a)	4,677	5,150
Series 2019-31, Class HC, 3.50%, 5/20/2046	3,406	3,495
Series 2018-160, Class PA, 3.50%, 7/20/2046	2,973	3,072
Series 2016-90, Class LI, IO, 4.00%, 7/20/2046	2,375	278
Series 2019-31, Class TS, IF, IO, 5.96%, 3/20/2049 (a)	27,629	3,031
Series 2019-111, IO, 5.00%, 4/20/2049	9,350	1,009
Series 2019-65, Class ST, IF, IO, 5.96%, 5/20/2049 (a)	11,704	1,552
Series 2020-133, Class IH, IO, 5.00%, 6/20/2049	6,592	713
Series 2019-112, Class GS, IF, IO, 5.98%, 9/20/2049 (a)	2,907	374
Series 2019-112, Class SG, IF, IO, 6.01%, 9/20/2049 (a)	4,403	523
Series 2019-152, Class SB, IF, IO, 3.28%, 12/20/2049 (a)	27,890	1,685
Series 2020-47, Class AI, IO, 4.50%, 4/16/2050	7,635	946
Series 2020-85, Class IA, IO, 4.50%, 6/20/2050	28,570	4,282
Series 2020-95, Class HI, IO, 4.00%, 7/20/2050	16,578	2,542
Series 2020-97, Class AI, IO, 4.75%, 7/20/2050	13,030	2,377
Series 2020-97, Class IA, IO, 5.00%, 7/20/2050	16,570	2,965
Series 2020-122, Class HI, IO, 3.00%, 8/20/2050	24,834	3,644
Series 2020-112, Class GI, IO, 4.50%, 8/20/2050	15,661	2,349
Series 2020-133, Class EI, IO, 3.00%, 9/20/2050	22,508	2,936
Series 2020-134, Class IH, IO, 3.00%, 9/20/2050	27,560	3,911
Series 2020-149, Class SH, IF, IO, 3.56%, 10/20/2050 (a)	25,912	2,489
Series 2020-149, Class TS, IF, IO, 3.56%, 10/20/2050 (a)	21,783	2,296
Series 2021-16, Class JI, IO, 3.00%, 12/20/2050	27,907	3,869
Series 2020-189, Class JI, IO, 3.50%, 12/20/2050	19,957	2,572
Series 2021-15, Class EI, IO, 2.50%, 1/20/2051	24,903	2,922
Series 2021-27, Class TI, IO, 3.00%, 2/20/2051	16,605	2,251
Series 2021-69, Class CI, IO, 3.50%, 4/20/2051	12,693	1,984
Series 2012-H24, Class FG, 0.51%, 4/20/2060 (a)	17	17
Series 2013-H03, Class FA, 0.38%, 8/20/2060 (a)	4	4
Series 2013-H05, Class FB, 0.48%, 2/20/2062 (a)	15	15
Series 2013-H07, Class MA, 0.63%, 4/20/2062 (a)	7	7
Series 2012-H08, Class FC, 0.65%, 4/20/2062 (a)	1,862	1,869
Series 2013-H02, Class HF, 0.38%, 11/20/2062 (a)	14	14
Series 2013-H01, Class JA, 0.40%, 1/20/2063 (a)	2,013	2,011
Series 2013-H04, Class SA, 0.50%, 2/20/2063 (a)	1,734	1,737
Series 2013-H08, Class BF, 0.48%, 3/20/2063 (a)	828	829
Series 2013-H07, Class HA, 0.49%, 3/20/2063 (a)	2,443	2,446
Series 2013-H09, Class HA, 1.65%, 4/20/2063	86	87
Series 2013-H19, Class FB, 0.68%, 8/20/2063 (a)	3,290	3,307
Series 2014-H17, Class FC, 0.58%, 7/20/2064 (a)	620	623
Series 2015-H11, Class FC, 0.63%, 5/20/2065 (a)	27,755	27,885
Series 2015-H24, Class FA, 0.73%, 9/20/2065 (a)	1,821	1,836
Series 2015-H32, Class FH, 0.74%, 12/20/2065 (a)	3,114	3,143
Series 2016-H13, Class FD, 0.54%, 5/20/2066 (a)	3,688	3,662
Series 2016-H13, Class FT, 0.66%, 5/20/2066 (a)	1,419	1,422
Series 2016-H11, Class FD, 0.68%, 5/20/2066 (a)	1,670	1,663
Series 2016-H16, Class FC, 0.63%, 7/20/2066 (a)	5,073	5,045
Series 2016-H23, Class F, 0.83%, 10/20/2066 (a)	1,807	1,828
Series 2016-H26, Class FC, 1.08%, 12/20/2066 (a)	1,257	1,282
Series 2017-H05, Class FC, 0.83%, 2/20/2067 (a)	1,268	1,284
Series 2017-H08, Class XI, IO, 2.17%, 3/20/2067 (a)	5,077	443
Series 2017-H11, Class XI, IO, 2.01%, 5/20/2067 (a)	13,702	1,074
Series 2017-H14, Class XI, IO, 1.68%, 6/20/2067 (a)	5,920	403
Series 2017-H14, Class AI, IO, 2.03%, 6/20/2067 (a)	6,951	639
Series 2020-H11, Class GI, IO, 3.35%, 7/20/2067 (a)	6,348	383

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2017-H16, Class F, 0.29%, 8/20/2067 (a)	3,392	3,338
Series 2017-H17, Class FQ, 0.50%, 9/20/2067 (a)	4,250	4,208
Series 2017-H25, Class HI, IO, 2.12%, 10/20/2067 (a)	25,861	918
Series 2018-H04, Class FE, 0.36%, 2/20/2068 (a)	1,479	1,453
Series 2018-H13, Class DF, 0.26%, 7/20/2068 (a)	4,272	4,196
Series 2018-H18, Class AI, IO, 1.09%, 9/20/2068 (a)	63,968	3,391
Series 2019-H09, Class IB, IO, 1.81%, 4/20/2069 (a)	15,675	510
Series 2019-H14, Class IE, IO, 0.94%, 5/20/2069 (a)	48,787	1,198
Series 2019-H10, Class IB, IO, 2.10%, 5/20/2069 (a)	22,963	764
Series 2019-H12, Class JI, IO, 2.09%, 7/20/2069 (a)	20,686	827
Series 2019-H14, Class KI, IO, 2.32%, 7/20/2069 (a)	14,192	647
Series 2019-H15, Class IJ, IO, 2.30%, 8/20/2069 (a)	14,744	877
Series 2019-H18, Class CI, IO, 0.90%, 10/20/2069 (a)	28,903	2,084
Series 2019-H18, Class KI, IO, 2.40%, 11/20/2069 (a)	16,915	763
Series 2020-H02, Class DI, IO, 2.32%, 12/20/2069 (a)	20,907	1,070
Series 2020-H04, Class FH, 0.68%, 2/20/2070 (a)	4,512	4,575
Series 2020-H05, Class FK, 0.70%, 3/20/2070 (a)	5,109	5,181
Series 2020-H05, IO, 1.06%, 3/20/2070 (a)	29,387	2,228
Series 2020-H07, Class DI, IO, 1.20%, 4/20/2070 (a)	37,632	3,254
Series 2020-H09, Class IE, IO, 1.75%, 5/20/2070 (a)	11,661	724
Series 2020-H13, Class EF, 0.64%, 8/20/2070 (a)	17,438	17,657
Series 2020-H13, Class FE, 0.64%, 8/20/2070 (a)	31,512	31,906
Series 2020-H17, Class IJ, IO, 0.99%, 10/20/2070 (a)	16,776	1,037
Series 2020-H17, Class IK, IO, 1.20%, 10/20/2070 (a)	58,540	4,135
Series 2020-H19, Class FA, 0.59%, 11/20/2070 (a)	15,495	15,633
Series 2021-H01, Class AI, IO, 1.22%, 11/20/2070 (a)	110,291	7,797
Series 2020-H22, Class JI, IO, 1.03%, 12/20/2070 (a)	176,378	11,008
Series 2020-H22, Class IH, IO, 1.03%, 12/20/2070 (a)	14,723	930
Series 2020-H21, Class FL, 1.34%, 12/20/2070 (a)	18,921	19,956
Series 2021-H01, Class DI, IO, 1.79%, 12/20/2070 (a)	35,945	3,506
Series 2021-H02, Class JI, IO, 0.78%, 1/20/2071 (a)	34,530	1,961
Series 2021-H02, Class IH, IO, 0.90%, 1/20/2071 (a)	31,322	1,970
Series 2021-H02, Class HI, IO, 1.00%, 1/20/2071 (a)	61,041	2,536
Series 2021-H02, Class IJ, IO, 1.04%, 1/20/2071 (a)	161,203	10,296
Series 2021-H02, Class F, 1.37%, 1/20/2071 (a)	40,576	42,891
Series 2021-H02, Class TF, 1.37%, 1/20/2071 (a)	11,841	12,523
Series 2021-H03, Class IE, IO, 0.64%, 2/20/2071 ‡ (a)	12,869	543
Series 2021-H03, Class IN, IO, 0.73%, 2/20/2071 (a)	69,921	3,853
Series 2021-H05, Class IQ, IO, 0.80%, 2/20/2071 (a)	108,147	5,484
Series 2021-H03, Class NI, IO, 0.84%, 2/20/2071 (a)	42,033	2,554
Series 2021-H03, Class IP, IO, 0.89%, 2/20/2071 (a)	54,855	3,421
Series 2021-H03, Class TI, IO, 0.95%, 2/20/2071 (a)	44,245	3,411
Series 2021-H03, Class PI, IO, 1.01%, 2/20/2071 (a)	46,928	2,908
Series 2021-H03, Class LF, 1.37%, 2/20/2071 (a)	19,393	20,521
Series 2021-H05, Class QI, IO, 0.54%, 3/20/2071 (a)	140,006	5,116
Series 2021-H06, Class IA, IO, 0.56%, 3/20/2071 (a)	22,460	1,291
Series 2021-H06, Class LF, 1.55%, 3/20/2071 (a)	50,964	54,743
Series 2021-H06, Class QI, IO, 0.48%, 4/20/2071 (a)	51,182	2,769
Series 2021-H06, IO, 0.96%, 4/20/2071 (a)	95,102	8,223
Series 2021-H14, Class IY, IO, 0.25%, 9/20/2071 (a)	73,444	2,355
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051	1,462	1,352
GSMPS Mortgage Loan Trust
Series 2001-2, Class A, 7.50%, 6/19/2032 (a) (d)	201	200
Series 2004-4, Class 1AF, 0.49%, 6/25/2034 (a) (d)	109	96
Series 2005-RP2, Class 1AF, 0.44%, 3/25/2035 (a) (d)	203	192
Series 2005-RP3, Class 1AF, 0.44%, 9/25/2035 (a) (d)	1,319	1,139
Series 2005-RP3, Class 1AS, IO, 4.19%, 9/25/2035 ‡ (a) (d)	599	62
Series 2006-RP2, Class 1AS2, IF, IO, 4.23%, 4/25/2036 ‡ (a) (d)	1,187	163
GSR Mortgage Loan Trust
Series 2003-7F, Class 1A4, 5.25%, 6/25/2033	78	82

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2003-13, Class 1A1, 2.61%, 10/25/2033 (a)	31		33
Series 2004-3F, Class 3A8, 13.50%, 2/25/2034	10		12
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	153		157
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	139		142
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	113		119
Series 2005-5F, Class 8A3, 0.59%, 6/25/2035 (a)	30		29
Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	322		333
Series 2006-1F, Class 1AP, PO, 2/25/2036 ‡	48		33
Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	1,433		986
Headlands Residential LLC
Series 2018-RPL1, Class A, 3.88%, 8/25/2024 (d) (e)	3,570		3,573
Series 2017-RPL1, Class A, 3.88%, 11/25/2024 (d) (e)	3,325		3,322
Home RE Ltd. (Bermuda) Series 2021-2, Class M1B, 1.65%, 1/25/2034 ‡ (a) (d)	3,095		3,086
Impac CMB Trust Series 2005-2, Class 2M1, 0.87%, 4/25/2035 ‡ (a)	48		46
Impac Secured Assets CMN Owner Trust Series 2001-8, Class A6, 6.44%, 1/25/2032	269		285
IndyMac INDX Mortgage Loan Trust Series 2006-AR3, Class 2A1A, 2.92%, 3/25/2036 (a)	86		75
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A2, 2.27%, 11/25/2033 (a)	119		120
Series 2006-A2, Class 5A3, 2.27%, 11/25/2033 (a)	215		219
Series 2004-A3, Class 4A1, 2.30%, 7/25/2034 (a)	14		14
Series 2006-A2, Class 4A1, 2.23%, 8/25/2034 (a)	170		178
Series 2006-A3, Class 6A1, 2.61%, 8/25/2034 (a)	64		64
Series 2004-A4, Class 1A1, 2.24%, 9/25/2034 (a)	28		27
Series 2004-S1, Class 1A7, 5.00%, 9/25/2034	8		8
Series 2005-A1, Class 3A4, 2.59%, 2/25/2035 (a)	106		105
Series 2007-A1, Class 5A2, 2.43%, 7/25/2035 (a)	77		79
Legacy Mortgage Asset Trust
Series 2020-GS1, Class A1, 2.88%, 10/25/2059 (d) (e)	4,080		4,089
Series 2021-GS1, Class A1, 1.89%, 10/25/2066 (d) (e)	4,533		4,533
Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.94%, 4/25/2036 (a)	206		173
Series 2007-6, Class 1A8, 6.00%, 7/25/2037	52		52
Series 2008-2, Class 1A6, 6.00%, 3/25/2038	351		177
LHOME Mortgage Trust
Series 2019-RTL2, Class A1, 3.84%, 3/25/2024 (d)	730		732
Series 2019-RTL3, Class A1, 3.87%, 7/25/2024 (d)	5,500		5,520
Series 2020-RTL1, Class A1, 3.23%, 10/25/2024 (d)	7,250		7,289
Series 2021-RTL1, Class A1, 2.09%, 9/25/2026 (a) (d)	4,805		4,794
Loan Revolving Advance Investment Trust Series 2021-1, Class A1X, 2.84%, 12/31/2022 (a) (d)	10,000		9,849
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 2.62%, 4/21/2034 (a)	48		48
Series 2004-3, Class 4A2, 2.21%, 4/25/2034 (a)	28		28
Series 2004-4, Class 2A1, 2.22%, 5/25/2034 (a)	17		17
Series 2004-13, Class 3A7, 2.72%, 11/21/2034 (a)	252		255
Series 2004-15, Class 3A1, 2.49%, 12/25/2034 (a)	34		34
MASTR Alternative Loan Trust
Series 2003-8, Class 5A1, 5.00%, 11/25/2018	—	(b)	—	(b)
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	4		4
Series 2003-4, Class 2A1, 6.25%, 6/25/2033	114		120
Series 2003-8, Class 3A1, 5.50%, 12/25/2033	1		1
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	43		45
Series 2004-1, Class 30, PO, 2/25/2034 ‡	42		35
Series 2004-3, Class 30, PO, 4/25/2034 ‡	87		72
Series 2004-3, Class 30X1, IO, 6.00%, 4/25/2034 ‡	53		9
Series 2004-3, Class 2A1, 6.25%, 4/25/2034	117		122
Series 2004-5, Class 30, PO, 6/25/2034 ‡	107		88
Series 2004-5, Class 30X1, IO, 6.00%, 6/25/2034 ‡	30		4
Series 2004-6, Class 30X1, IO, 5.50%, 7/25/2034 ‡	42		6
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	414		441
Series 2004-7, Class 30, PO, 8/25/2034 ‡	25		21

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2004-7, Class AX1, IO, 5.50%, 8/25/2034 ‡	121		16
Series 2005-3, Class AX2, IO, 6.00%, 4/25/2035 ‡	884		139
MASTR Asset Securitization Trust
Series 2003-11, Class 15, PO, 12/25/2018 ‡	—	(b)	—	(b)
Series 2003-12, Class 6A1, 5.00%, 12/25/2033	38		39
Series 2004-P7, Class A6, 5.50%, 12/27/2033 (d)	47		45
Series 2004-1, Class 30, PO, 2/25/2034 ‡	6		5
Series 2004-3, PO, 3/25/2034 ‡	3		3
MASTR Reperforming Loan Trust Series 2005-2, Class 1A1F, 0.44%, 5/25/2035 (a) (d)	1,301		682
MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 ‡ (d)	64		53
Merrill Lynch Mortgage Investors Trust
Series 2003-A, Class 2A2, 0.97%, 3/25/2028 (a)	50		50
Series 2003-E, Class A1, 0.71%, 10/25/2028 (a)	259		257
Series 2003-F, Class A1, 0.73%, 10/25/2028 (a)	362		356
Series 2004-D, Class A2, 0.87%, 9/25/2029 (a)	193		188
Series 2004-E, Class A2A, 0.86%, 11/25/2029 (a)	71		72
Series 2003-A5, Class 2A6, 2.00%, 8/25/2033 (a)	75		76
Series 2004-A4, Class A2, 2.57%, 8/25/2034 (a)	158		160
Series 2004-1, Class 2A1, 2.04%, 12/25/2034 (a)	136		138
Merrill Lynch Mortgage Investors Trust MLMI
Series 2003-A4, Class 2A, 2.40%, 7/25/2033 (a)	50		49
Series 2005-A1, Class 3A, 2.73%, 12/25/2034 (a)	21		22
Mill City Securities Ltd. (Cayman Islands) Series 2021-RS1, Class A1, 2.91%, 4/28/2066 (a) (d)	10,390		10,385
Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 4A, 5.64%, 4/25/2034 (a)	213		225
MortgageIT Trust Series 2005-5, Class A1, 0.61%, 12/25/2035 (a)	37		37
MRA Issuance Trust
Series 2021-EBO5, Class A1X, 1.83%, 2/16/2022 (a) (d)	18,400		18,414
Series 2021-EBO7, Class A1X, 2.84%, 2/16/2022 (a) (d)	18,400		18,405
Series 2021-EBO2, Class A, 2.82%, 12/31/2049 (a) (d)	15,300		15,300
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (d)	210		207
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	23		25
Series 2003-A1, Class A1, 5.50%, 5/25/2033	5		6
Series 2003-A1, Class A2, 6.00%, 5/25/2033	15		15
P4 SFR Series 2019-STlA, 7.25%, 10/11/2026 ‡	3,200		3,200
PRET LLC Series 2021-RN4, Class A1, 2.49%, 11/25/2061 (a) (d)	13,050		13,061
Prime Mortgage Trust
Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	153		159
Series 2005-4, Class 2, PO, 10/25/2035 ‡	72		75
PRPM LLC
Series 2021-1, Class A1, 2.12%, 1/25/2026 (a) (d)	13,614		13,567
Series 2021-2, Class A1, 2.12%, 3/25/2026 (a) (d)	6,674		6,639
Radnor RE Ltd. (Bermuda) Series 2021-1, Class M1B, 1.75%, 12/27/2033 ‡ (a) (d)	3,000		2,998
RALI Trust
Series 2002-QS16, Class A3, IF, 16.43%, 10/25/2017 (a)	—	(b)	—	(b)
Series 2003-QS9, Class A3, IF, IO, 7.46%, 5/25/2018 ‡ (a)	1		—	(b)
Series 2003-QS12, Class A5, IO, 5.00%, 6/25/2018 ‡	—	(b)	—
Series 2003-QS12, Class A2A, IF, IO, 7.51%, 6/25/2018 ‡ (a)	—	(b)	—
Series 2003-QS14, Class A1, 5.00%, 7/25/2018	3		2
Series 2004-QA4, Class NB3, 2.70%, 9/25/2034 (a)	82		83
Series 2004-QA6, Class NB2, 2.91%, 12/26/2034 (a)	60		60
Series 2005-QA6, Class A32, 3.50%, 5/25/2035 (a)	547		367
Series 2005-QA10, Class A31, 3.81%, 9/25/2035 (a)	68		57
Series 2007-QS1, Class 1A1, 6.00%, 1/25/2037	131		129
RBSSP Resecuritization Trust Series 2009-1, Class 1A1, 6.50%, 2/26/2036 (a) (d)	4		4
Repo Buyer Series 2019-PC, 8.32%, 5/14/2022 ‡	5,499		5,499
Repo Buyer RRI Trust 3.06%, 4/14/2055 ‡	3,579		3,545

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Residential Asset Securitization Trust
Series 2003-A5, Class A1, 5.50%, 6/25/2033	98	101
Series 2004-IP2, Class 1A1, 2.70%, 12/25/2034 (a)	259	277
Series 2005-A16, Class AX, IO, 5.75%, 2/25/2036 ‡	523	97
Series 2006-A6, Class 2A13, 6.00%, 7/25/2036	205	158
RFMSI Trust Series 2005-SA4, Class 1A1, 2.25%, 9/25/2035 (a)	48	42
RMIP Series 2019-1B, 4.71%, 8/25/2023 ‡	1,312	1,289
Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	16,877	17,889
Series 2017-4, Class M60C, 3.50%, 6/25/2057	16,447	17,375
Series 2017-4, Class MT, 3.50%, 6/25/2057 ‡	3,029	3,216
Series 2018-3, Class M55D, 4.00%, 8/25/2057 (a)	11,220	12,101
Series 2018-2, Class M55D, 4.00%, 11/25/2057	13,415	14,381
Series 2019-1, Class M55D, 4.00%, 7/25/2058	3,993	4,306
Series 2019-3, Class M55D, 4.00%, 10/25/2058 ‡	4,917	5,305
Series 2019-4, Class M55D, 4.00%, 2/25/2059	3,052	3,295
Series 2020-1, Class M55G, 3.00%, 8/25/2059	5,119	5,320
Series 2020-3, Class M5TW, 3.00%, 5/25/2060 ‡	8,222	8,623
Series 2020-3, Class TTW, 3.00%, 5/25/2060 ‡	14,161	14,783
Sequoia Mortgage Trust
Series 2003-1, Class 1A, 0.85%, 4/20/2033 (a)	177	174
Series 2004-8, Class A1, 0.79%, 9/20/2034 (a)	330	320
Series 2004-8, Class A2, 0.90%, 9/20/2034 (a)	293	299
Series 2004-9, Class A1, 0.77%, 10/20/2034 (a)	776	755
Series 2004-10, Class A1A, 0.71%, 11/20/2034 (a)	304	301
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1, 0.75%, 10/19/2034 (a)	425	418
Series 2005-AR5, Class A3, 0.59%, 7/19/2035 (a)	606	589
Structured Asset Securities Corp. Series 2003-37A, Class 2A, 2.05%, 12/25/2033 (a)	564	579
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-34A, Class 3A3, 2.98%, 11/25/2033 (a)	58	60
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1, 0.73%, 9/25/2043 (a)	25	25
Series 2004-1, Class II2A, 1.45%, 3/25/2044 ‡ (a)	21	21
Toorak Mortgage Corp. Ltd. Series 2019-2, Class A1, 3.72%, 9/25/2022 (e)	3,015	3,026
Towd Point Mortgage Trust
Series 2021-R1, Class A1, 2.92%, 11/30/2060 (a) (d)	9,725	9,759
Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (d)	10,250	10,312
TVC Mortgage Trust Series 2020-RTL1, Class A1, 3.47%, 9/25/2024 (d)	6,660	6,696
Two Harbors Series 2021-FNTMSR1, Class A, IO, 3.58%, 3/25/2022 (a)	18,000	18,000
Vendee Mortgage Trust
Series 1994-1, Class 2ZB, 6.50%, 2/15/2024	358	376
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	112	124
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	59	65
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	132	146
Series 1998-1, Class 2E, 7.00%, 3/15/2028	100	109
VMD 2021-Senior IO, 5.50%, 9/5/2024 ‡	13,000	13,000
vMobo, Inc. 7.50%, 5/31/2024	10,385	10,385
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-S1, Class A5, 5.50%, 4/25/2033	135	139
Series 2003-S3, Class 1A4, 5.50%, 6/25/2033	56	57
Series 2003-AR7, Class A7, 2.36%, 8/25/2033 (a)	141	140
Series 2003-AR8, Class A, 2.67%, 8/25/2033 (a)	111	114
Series 2003-AR9, Class 2A, 2.37%, 9/25/2033 (a)	76	76
Series 2003-AR9, Class 1A6, 2.51%, 9/25/2033 (a)	426	427
Series 2003-S9, Class P, PO, 10/25/2033 ‡	8	7
Series 2003-AR11, Class A6, 2.66%, 10/25/2033 (a)	284	287
Series 2003-S9, Class A8, 5.25%, 10/25/2033	344	355
Series 2004-AR3, Class A1, 2.59%, 6/25/2034 (a)	24	24

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2004-AR3, Class A2, 2.59%, 6/25/2034 (a)	160	164
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	362	372
Series 2006-AR10, Class 2P, 2.69%, 9/25/2036 ‡ (a)	38	35
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-1, Class 1A1, 5.50%, 3/25/2035	39	40
Series 2005-2, Class 1A4, IF, IO, 4.96%, 4/25/2035 ‡ (a)	2,172	267
Series 2005-4, Class CB7, 5.50%, 6/25/2035	268	274
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	180	177
Series 2005-11, Class A4, IF, IO, 4.86%, 1/25/2036 ‡ (a)	3,067	381
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2004-RA2, Class 2A, 7.00%, 7/25/2033	161	173
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-U, Class A1, 2.77%, 10/25/2034 (a)	295	292
Series 2007-7, Class A7, 6.00%, 6/25/2037	110	110

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,258,591)		1,258,184

ASSET-BACKED SECURITIES — 8.8%
Accelerated Assets LLC Series 2018-1, Class B, 4.51%, 12/2/2033 ‡ (d)	1,732	1,770
Accelerated LLC Series 2021-1H, Class C, 2.35%, 10/20/2040 ‡ (d)	7,777	7,759
Ajax Mortgage Loan Trust Series 2021-B, Class A, 2.24%, 6/25/2066 ‡ (d) (e)	7,941	7,898
American Homes 4 Rent
Series 2015-SFR1, Class A, 3.47%, 4/17/2052 (d)	1,757	1,845
Series 2015-SFR1, Class D, 4.41%, 4/17/2052 ‡ (d)	4,390	4,586
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 ‡ (d)	3,975	4,287
American Homes 4 Rent Trust
Series 2014-SFR2, Class A, 3.79%, 10/17/2036 (d)	3,009	3,134
Series 2014-SFR2, Class D, 5.15%, 10/17/2036 ‡ (d)	4,085	4,321
Series 2014-SFR2, Class E, 6.23%, 10/17/2036 (d)	1,500	1,621
Series 2014-SFR3, Class B, 4.20%, 12/17/2036 ‡ (d)	4,350	4,539
Series 2014-SFR3, Class C, 4.60%, 12/17/2036 (d)	1,570	1,649
Series 2014-SFR3, Class D, 5.04%, 12/17/2036 ‡ (d)	3,650	3,858
Series 2014-SFR3, Class E, 6.42%, 12/17/2036 ‡ (d)	3,172	3,453
Series 2015-SFR2, Class A, 3.73%, 10/17/2052 ‡ (d)	1,788	1,884
Series 2015-SFR2, Class C, 4.69%, 10/17/2052 ‡ (d)	7,186	7,746
Series 2015-SFR2, Class D, 5.04%, 10/17/2052 ‡ (d)	3,100	3,367
Series 2015-SFR2, Class E, 6.07%, 10/17/2052 ‡ (d)	4,200	4,623
AMSR Trust Series 2020-SFR4, Class E1, 2.21%, 11/17/2037 ‡ (d)	4,000	3,900
Camillo Issuer LLC
Series 2016-SFR, Class 1-A-1, 5.00%, 12/5/2023 ‡	3,741	3,856
Series 2018-SFR1, Class A, 5.25%, 6/5/2028 ‡ (d)	2,743	2,851
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (d)	1,140	1,153
CARS-DB4 LP Series 2020-1A, Class B1, 4.17%, 2/15/2050 ‡ (d)	11,500	11,702
CFMT LLC Series 2020-HB4, Class A, 0.95%, 12/26/2030 (a) (d)	5,584	5,590
Chase Funding Trust
Series 2002-3, Class 1A5, 5.91%, 6/25/2032 ‡ (e)	589	582
Series 2003-4, Class 1A5, 5.92%, 5/25/2033 ‡ (e)	321	323
Series 2003-6, Class 1A7, 5.28%, 11/25/2034 ‡ (e)	201	208
CoreVest American Finance Trust
Series 2017-2, Class M, 5.62%, 12/25/2027 ‡ (d)	2,200	2,353
Series 2019-2, Class B, 3.42%, 6/15/2052 ‡ (d)	4,724	4,991
Series 2019-3, Class XB, IO, 1.56%, 10/15/2052 (a) (d)	27,000	2,226
Series 2019-3, Class XA, IO, 2.20%, 10/15/2052 (a) (d)	17,855	1,098
Series 2019-3, Class A, 2.71%, 10/15/2052 (d)	2,330	2,384
Series 2021-1, Class A, 1.57%, 4/15/2053 (d)	4,298	4,218
CSMC Trust Series 2021-JR1, Class A1, 2.46%, 9/27/2066 (a) (d)	6,800	6,781
Diamond Resorts Owner Trust Series 2017-1A, Class A, 3.27%, 10/22/2029 (d)	367	370

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2017-1A, Class B, 4.11%, 10/22/2029 ‡ (d)	250	252
Series 2018-1, Class B, 4.19%, 1/21/2031 ‡ (d)	1,372	1,410
Series 2019-1A, Class A, 2.89%, 2/20/2032 (d)	2,566	2,615
Series 2019-1A, Class B, 3.53%, 2/20/2032 ‡ (d)	2,139	2,178
Series 2019-1A, Class C, 4.02%, 2/20/2032 ‡ (d)	2,102	2,140
Series 2021-1A, Class A, 1.51%, 11/21/2033 (d)	7,823	7,767
Series 2021-1A, Class B, 2.05%, 11/21/2033 ‡ (d)	4,180	4,173
Series 2021-1A, Class C, 2.70%, 11/21/2033 ‡ (d)	7,118	7,106
E3 (Cayman Islands)
Series 2019-1, Class B, 4.15%, 9/20/2055 ‡ (d)	1,823	1,838
Series 2019-1, Class C, 5.00%, 9/20/2055 ‡ (d)	794	797
Finance of America HECM Buyout
Series 2021-HB1, Class A, 0.88%, 2/25/2031 ‡ (a) (d)	11,424	11,417
Series 2021-HB1, Class M1, 1.59%, 2/25/2031 ‡ (a) (d)	2,050	2,030
Series 2021-HB1, Class M3, 3.64%, 2/25/2031 ‡ (a) (d)	2,700	2,668
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	5,850	6,211
FNMA, REMIC Trust Series 2001-W4, Class AF6, 5.11%, 1/25/2032 (e)	20	22
Golden Bear LLC Series 2016-R, Class R, 5.65%, 9/20/2047 (d)	239	238
Goodgreen Series 2019-2A, Class A, 2.76%, 4/15/2055 (d)	2,149	2,165
Goodgreen Trust Series 2017-1A, Class A, 3.74%, 10/15/2052 (d)	301	313
Harvest SBA Loan Trust Series 2021-1, Class A, 2.09%, 4/25/2048 (a) (d)	5,623	5,527
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 (d)	934	962
HERO Funding II (Cayman Islands)
Series 2016-3B, Class B, 5.24%, 9/20/2042 ‡ (d)	331	331
Series 2016-4B, Class B, 9/20/2047 ‡ (d)	965	980
HERO Funding III (Cayman Islands) Series 2017-1A, Class A, 3.50%, 9/21/2043 (d)	778	784
HERO Funding Trust
Series 2015-1A, Class A, 3.84%, 9/21/2040 (d)	22	22
Series 2016-2A, Class A, 3.75%, 9/20/2041 (d)	878	909
Series 2016-3A, Class A1, 3.08%, 9/20/2042 (d)	583	598
Series 2016-4A, Class A1, 3.57%, 9/20/2047 (d)	1,848	1,913
Series 2016-4A, Class A2, 4.29%, 9/20/2047 (d)	1,848	1,931
Series 2017-1A, Class A2, 4.46%, 9/20/2047 (d)	849	891
Series 2017-2A, Class A1, 3.28%, 9/20/2048 (d)	1,299	1,336
Hilton Grand Vacations Trust Series 2020-AA, Class B, 4.22%, 2/25/2039 ‡ (d)	2,952	3,115
HIN Timeshare Trust Series 2020-A, Class B, 2.23%, 10/9/2039 ‡ (d)	2,696	2,706
Home Equity Mortgage Loan Asset-Backed Trust Series 2006-A, Class A3, 0.49%, 3/25/2036 ‡ (a)	7	7
Home Partners of America Trust Series 2019-1, Class E, 3.60%, 9/17/2039 (d)	3,873	3,861
KGS-Alpha SBA COOF Trust
Series 2012-3, Class A, IO, 0.59%, 9/25/2026 ‡ (a) (d)	111	1
Series 2012-4, Class A, IO, 1.20%, 9/25/2037 ‡ (a) (d)	6,269	107
Series 2012-6, Class A, IO, 0.80%, 5/25/2039 ‡ (a) (d)	4,343	59
Series 2015-2, Class A, IO, 3.29%, 7/25/2041 ‡ (a) (d)	793	90
Lakeview CDO LLC
1.83%, 11/10/2032 (a)	240	240
2.33%, 11/10/2032 ‡ (a)	4,620	4,620
LFT CRE Ltd. (Cayman Islands) Series 2021-FL1, Class C, 2.04%, 6/15/2039 ‡ (a) (d)	8,000	7,990
Long Beach Mortgage Loan Trust Series 2004-1, Class M1, 0.84%, 2/25/2034 ‡ (a)	400	400
Madison Avenue Manufactured Housing Contract Trust Series 2002-A, IO, 0.30%, 3/25/2032 ‡	41,327	304
Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 ‡ (d)	1,224	1,273
MVW LLC
Series 2020-1A, Class B, 2.73%, 10/20/2037 ‡ (d)	1,842	1,870
Series 2020-1A, Class C, 4.21%, 10/20/2037 ‡ (d)	1,228	1,262
Series 2021-1WA, Class B, 1.44%, 1/22/2041 ‡ (d)	3,854	3,813
Series 2021-1WA, Class C, 1.94%, 1/22/2041 ‡ (d)	6,320	6,252

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
New Century Home Equity Loan Trust Series 2003-5, Class AI6, 6.00%, 11/25/2033 ‡ (e)	190	195
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (d)	5,838	5,860
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (d)	10,874	10,802
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (d)	11,227	11,150
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (d)	10,450	10,450
NRZ FHT Excess LLC Series 2020-FHT1, Class A, 4.21%, 11/25/2025 (d)	5,892	5,926
Orange Lake Timeshare Trust Series 2019-A, Class C, 3.61%, 4/9/2038 ‡ (d)	3,213	3,273
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 (d) (e)	8,520	8,486
Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 ‡ (d) (e)	5,220	5,187
Progress Residential
Series 2021-SFR1, Class D, 1.81%, 4/17/2038 ‡ (d)	4,000	3,848
Series 2021-SFR4, Class E2, 2.56%, 5/17/2038 ‡ (d)	3,458	3,399
Progress Residential Trust
Series 2019-SFR1, Class E, 4.47%, 8/17/2035 ‡ (d)	6,400	6,408
Series 2019-SFR2, Class E, 4.14%, 5/17/2036 ‡ (d)	6,285	6,308
Series 2019-SFR3, Class E, 3.37%, 9/17/2036 ‡ (d)	12,690	12,778
Series 2019-SFR4, Class E, 3.44%, 10/17/2036 ‡ (d)	1,325	1,327
Series 2021-SFR2, Class E1, 2.55%, 4/19/2038 ‡ (d)	7,500	7,389
Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 ‡ (e)	479	187
Renew (Cayman Islands)
Series 2017-1A, Class A, 3.67%, 9/20/2052 (d)	373	385
Series 2017-1A, Class B, 5.75%, 9/20/2052 ‡ (d)	208	211
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 2.92%, 1/25/2036 ‡ (e)	60	60
Sierra Timeshare Receivables Funding LLC
Series 2018-3A, Class C, 4.17%, 9/20/2035 ‡ (d)	272	278
Series 2019-1A, Class C, 3.77%, 1/20/2036 ‡ (d)	1,118	1,143
Series 2019-3A, Class B, 2.75%, 8/20/2036 ‡ (d)	3,419	3,468
Series 2021-1A, Class B, 1.34%, 11/20/2037 ‡ (d)	7,222	7,133
Series 2021-1A, Class C, 1.79%, 11/20/2037 ‡ (d)	4,587	4,541
Structured Asset Securities Corp. Pass-Through Certificates
Series 2002-AL1, Class A2, 3.45%, 2/25/2032 ‡	59	55
Series 2002-AL1, Class A3, 3.45%, 2/25/2032 ‡	207	186
Towd Point Mortgage Trust
Series 2017-FRE2, Class M6, 4.00%, 11/25/2047 ‡ (d) (e)	6,551	6,583
Series 2019-3, Class M2, 4.25%, 2/25/2059 ‡ (a) (d)	7,550	7,979
VCAT LLC
Series 2021-NPL1, Class A1, 2.29%, 12/26/2050 ‡ (d) (e)	11,754	11,759
Series 2021-NPL2, Class A1, 2.12%, 3/27/2051 (d) (e)	5,568	5,568
Series 2021-NPL5, Class A1, 1.87%, 8/25/2051 ‡ (d) (e)	7,796	7,753
VOLT C LLC Series 2021-NPL9, Class A1, 1.99%, 5/25/2051 (d) (e)	5,855	5,835
VOLT XCII LLC Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (d) (e)	3,241	3,235
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (d) (e)	11,355	11,286
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (d) (e)	12,702	12,673
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 (d) (e)	5,208	5,197
VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 ‡ (d) (e)	5,747	5,728
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (d) (e)	9,430	9,405
VOLT XCVIII LLC Series 2021-NPL7, Class A1, 2.12%, 4/25/2051 (d) (e)	4,320	4,314
VSE VOI Mortgage LLC Series 2018-A, Class A, 3.56%, 2/20/2036 (d)	480	496
Welk Resorts LLC
Series 2019-AA, Class A, 2.80%, 6/15/2038 (d)	2,378	2,431
Series 2019-AA, Class C, 3.34%, 6/15/2038 ‡ (d)	2,352	2,392
Westgate Resorts LLC Series 2020-1A, Class C, 6.21%, 3/20/2034 ‡ (d)	2,910	3,042

TOTAL ASSET-BACKED SECURITIES (Cost $456,650)		458,529

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
U.S. TREASURY OBLIGATIONS — 8.2%
U.S. Treasury Bonds
4.63%, 2/15/2040	6,800	9,895
1.13%, 5/15/2040	20,000	17,739
3.88%, 8/15/2040	15,000	20,057
2.25%, 5/15/2041	10,000	10,644
U.S. Treasury Notes
1.25%, 3/31/2028	24,915	24,822
1.25%, 4/30/2028	94,210	93,806
1.50%, 2/15/2030	47,350	47,792
0.88%, 11/15/2030	10,780	10,306
1.63%, 5/15/2031	14,000	14,271
U.S. Treasury STRIPS Bonds
1.59%, 8/15/2028 (g)	19,010	17,263
1.74%, 8/15/2029 (g)	35,590	31,764
1.81%, 11/15/2029 (g)	34,625	30,742
1.68%, 8/15/2030 (g)	50,000	43,751
7.62%, 11/15/2030 (g)	150	131
1.82%, 2/15/2032 (g)	66,000	56,105

TOTAL U.S. TREASURY OBLIGATIONS (Cost $423,265)		429,088

COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.2%
ACRE Commercial Mortgage Ltd. (Cayman Islands)
Series 2021-FL4, Class A, 0.92%, 12/18/2037 (a) (d)	11,249	11,217
Series 2021-FL4, Class B, 1.49%, 12/18/2037 ‡ (a) (d)	2,000	1,993
BAMLL Commercial Mortgage Securities Trust Series 2014-520M, Class C, 4.35%, 8/15/2046 ‡ (a) (d)	2,500	2,714
BAMLL Re-REMIC Trust
Series 2014-FRR5, Class AK30, PO, 6/27/2045 (d)	4,500	4,359
Series 2016-FR13, Class A, 1.49%, 8/27/2045 (a) (d)	6,365	6,337
Series 2015-FR11, Class AK25, 2.43%, 9/27/2045 (a) (d)	8,000	8,015
Series 2014-FRR8, Class A, 2.27%, 11/26/2047 (a) (d)	8,915	8,775
Bancorp Commercial Mortgage Trust Series 2019-CRE5, Class D, 2.44%, 3/15/2036 ‡ (a) (d)	2,000	1,987
BB-UBS Trust
Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (d)	4,100	4,262
Series 2012-SHOW, Class E, 4.16%, 11/5/2036 (a) (d)	3,575	3,046
BPR Trust Series 2021-KEN, Class A, 1.34%, 2/15/2029 (a) (d)	7,855	7,864
Cascade Funding Mortgage Trust Series 2021-FRR1, Class BK45, 2.32%, 2/28/2025 (d)	10,000	9,746
Commercial Mortgage Trust
Series 2013-300P, Class A1, 4.35%, 8/10/2030 (d)	1,500	1,560
Series 2013-SFS, Class A2, 3.09%, 4/12/2035 (a) (d)	1,247	1,266
Series 2020-SBX, Class D, 2.40%, 1/10/2038 ‡ (a) (d)	4,000	3,905
Series 2013-CR9, Class XB, IO, 0.20%, 7/10/2045 ‡ (a) (d)	133,023	397
Series 2012-CR2, Class XA, IO, 1.77%, 8/15/2045 ‡ (a)	4,466	13
Series 2014-CR19, Class A5, 3.80%, 8/10/2047	1,500	1,589
Series 2015-CR24, Class A5, 3.70%, 8/10/2048	1,542	1,646
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	1,562	1,674
CSAIL Commercial Mortgage Trust
Series 2017-CX10, Class UESB, 4.38%, 10/15/2032 ‡ (a) (d)	7,969	8,086
Series 2017-CX10, Class UESC, 4.38%, 10/15/2032 ‡ (a) (d)	2,900	2,859
CSMC OA LLC
Series 2014-USA, Class A2, 3.95%, 9/15/2037 (d)	3,900	4,120
Series 2014-USA, Class D, 4.37%, 9/15/2037 ‡ (d)	1,700	1,590
DBWF Mortgage Trust Series 2015-LCM, Class A1, 3.00%, 6/10/2034 (d)	927	934
FHLMC Multi-Family ML Certificates Series 2021-ML09, Class XUS, IO, 1.49%, 2/25/2040 (a) (d)	57,204	9,016
FHLMC Multifamily WI Certificates Series K137, Class AM, 1.98%, 2/25/2032	12,500	12,611
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN1, Class M1, 2.05%, 1/25/2051 (a) (d)	10,045	10,066
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KJ09, Class A2, 2.84%, 9/25/2022	436	441
Series KJ07, Class A2, 2.31%, 12/25/2022	1,726	1,750
Series KS01, Class A2, 2.52%, 1/25/2023	1,590	1,608
Series Q013, Class XPT1, IO, 1.66%, 5/25/2025	65,538	2,047
Series KPLB, Class A, 2.77%, 5/25/2025	321	337
Series K065, Class A2, 3.24%, 4/25/2027	1,848	2,012

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series Q013, Class XPT2, IO, 1.81%, 5/25/2027	61,184	2,173
Series K065, Class AM, 3.33%, 5/25/2027	993	1,084
Series K740, Class XAM, IO, 1.20%, 10/25/2027 (a)	33,000	1,994
Series K077, Class AM, 3.85%, 5/25/2028 (a)	4,025	4,575
Series KW10, Class X1, IO, 0.77%, 9/25/2029 (a)	110,688	4,979
Series KL06, Class XFX, IO, 1.36%, 12/25/2029	53,095	4,567
Series KLU3, Class X1, IO, 2.08%, 1/25/2031 (a)	99,517	13,717
Series K128, Class XAM, IO, 0.84%, 3/25/2031 (a)	26,300	1,684
Series K-1518, Class X1, IO, 0.96%, 10/25/2035 (a)	129,299	11,764
Series K-1520, Class X1, IO, 0.58%, 2/25/2036 ‡ (a)	98,280	5,229
FNMA ACES
Series 2016-M2, Class AV2, 2.15%, 1/25/2023	1,530	1,545
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (a)	1,143	1,193
Series 2014-M9, Class A2, 3.10%, 7/25/2024 (a)	3,665	3,830
Series 2015-M3, Class A2, 2.72%, 10/25/2024	2,587	2,672
Series 2015-M7, Class A2, 2.59%, 12/25/2024	914	945
Series 2015-M2, Class A3, 3.12%, 12/25/2024 (a)	1,674	1,751
Series 2015-M13, Class A2, 2.80%, 6/25/2025 (a)	2,643	2,761
Series 2016-M6, Class A2, 2.49%, 5/25/2026	2,900	3,029
Series 2017-M3, Class A2, 2.55%, 12/25/2026 (a)	1,764	1,847
Series 2017-M15, Class A2, 3.06%, 9/25/2027 (a)	5,000	5,387
Series 2018-M7, Class A2, 3.16%, 3/25/2028 (a)	4,377	4,750
Series 2018-M10, Class A1, 3.48%, 7/25/2028 (a)	2,039	2,198
Series 2020-M39, Class 1A1, 0.75%, 9/25/2028	10,437	10,118
Series 2019-M1, Class A2, 3.67%, 9/25/2028 (a)	4,615	5,173
Series 2020-M38, Class 2A1, 1.59%, 11/25/2028	1,330	1,320
Series 2020-M38, Class X2, IO, 2.11%, 11/25/2028 (a)	5,625	656
Series 2020-M11, IO, 1.87%, 1/25/2029 (a)	79,963	8,462
Series 2018-M3, Class A2, 3.19%, 2/25/2030 (a)	1,255	1,378
Series 2020-M39, Class X1, IO, 2.12%, 7/25/2030 (a)	50,622	6,180
Series 2020-M50, Class A1, 0.67%, 10/25/2030	285	277
Series 2020-M50, Class A2, 1.20%, 10/25/2030	130	127
Series 2020-M50, Class X1, IO, 2.01%, 10/25/2030 (a)	2,066	215
Series 2021-M4, Class A1, 0.96%, 2/25/2031	18,399	17,833
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	4,292	4,243
Series 2021-M3, Class X1, IO, 2.12%, 11/25/2033 (a)	14,814	1,937
Series 2019-M10, Class X, IO, 1.07%, 5/25/2049 (a)	65,923	4,676
FREMF Mortgage Trust
Series 2018-KBX1, Class B, 3.69%, 1/25/2026 (a) (d)	2,050	2,077
Series 2019-K736, Class B, 3.88%, 7/25/2026 (a) (d)	6,500	6,909
Series 2014-K39, Class C, 4.28%, 8/25/2047 (a) (d)	3,099	3,280
Series 2014-K41, Class C, 3.96%, 11/25/2047 (a) (d)	1,830	1,929
Series 2014-K40, Class C, 4.21%, 11/25/2047 (a) (d)	1,626	1,715
Series 2015-K44, Class B, 3.80%, 1/25/2048 (a) (d)	3,790	3,998
Series 2015-K44, Class C, 3.80%, 1/25/2048 (a) (d)	4,095	4,255
Series 2015-K45, Class B, 3.71%, 4/25/2048 (a) (d)	5,075	5,348
Series 2015-K46, Class C, 3.82%, 4/25/2048 (a) (d)	3,000	3,102
Series 2016-K54, Class C, 4.19%, 4/25/2048 (a) (d)	3,691	3,893
Series 2015-K48, Class B, 3.77%, 8/25/2048 (a) (d)	5,545	5,869
Series 2015-K48, Class C, 3.77%, 8/25/2048 (a) (d)	6,175	6,444
Series 2015-K49, Class C, 3.85%, 10/25/2048 (a) (d)	3,000	3,108
Series 2015-K50, Class B, 3.91%, 10/25/2048 (a) (d)	2,100	2,235
Series 2015-K51, Class B, 4.09%, 10/25/2048 (a) (d)	1,000	1,072
Series 2016-K722, Class B, 3.99%, 7/25/2049 (a) (d)	5,250	5,434
Series 2016-K59, Class B, 3.70%, 11/25/2049 (a) (d)	1,902	2,027
Series 2017-K65, Class C, 4.21%, 7/25/2050 (a) (d)	3,662	3,933
Series 2017-K71, Class B, 3.88%, 11/25/2050 (a) (d)	1,240	1,341
Series 2018-K73, Class B, 3.98%, 2/25/2051 (a) (d)	1,150	1,244
JPMCC Re-REMIC Trust Series 2015-FRR2, Class AK36, 2.13%, 12/27/2046 (a) (d)	13,390	13,310

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-CB15, Class X1, IO, 0.38%, 6/12/2043 ‡ (a)	3,041	—	(b)
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (d)	2,686	2,940
Merchants Bank of Indiana Multi-Family Housing Mortgage Loan Trust Series 2021-Q015, Class B, 2.90%, 8/25/2024 ‡ (a) (d)	9,225	9,225
MHC Commercial Mortgage Trust Series 2021-MHC, Class E, 2.19%, 4/15/2038 ‡ (a) (d)	2,400	2,395
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (d)	5,000	5,085
Series 2019-PARK, Class E, 2.72%, 12/15/2036 ‡ (d)	7,000	6,856
Multi-Family Connecticut Avenue Securities Trust Series 2019-01, Class M7, 1.79%, 10/15/2049 ‡ (a) (d)	3,606	3,591
PFP Ltd. (Cayman Islands)
Series 2019-5, Class D, 2.74%, 4/14/2036 ‡ (a) (d)	3,000	2,989
Series 2021-7, Class B, 1.49%, 4/14/2038 ‡ (a) (d)	7,100	7,056
RBS Commercial Funding, Inc. Trust Series 2013-SMV, Class A, 3.26%, 3/11/2031 (d)	2,123	2,154
UBS Commercial Mortgage Trust Series 2012-C1, Class XA, IO, 2.17%, 5/10/2045 (a) (d)	2,493	—	(b)
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (d)	3,015	3,023
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class A4, 3.24%, 4/10/2046	857	877
Series 2012-C2, Class XA, IO, 1.43%, 5/10/2063 ‡ (a) (d)	9,723	35
Series 2012-C2, Class A4, 3.53%, 5/10/2063	1,300	1,309
VNDO Mortgage Trust Series 2012-6AVE, Class A, 3.00%, 11/15/2030 (d)	2,991	3,041
Wachovia Bank Commercial Mortgage Trust Series 2006-C24, Class XC, IO, 0.00%, 3/15/2045 ‡ (a) (d)	437	—	(b)
Wells Fargo Commercial Mortgage Trust Series 2021-SAVE, Class A, 1.24%, 2/15/2040 (a) (d)	4,586	4,587
Wells Fargo Re-REMIC Trust Series 2013-FRR1, Class AK20, PO, 5/27/2045 (d)	1,577	1,566
WFRBS Commercial Mortgage Trust Series 2013-C11, Class D, 4.38%, 3/15/2045 ‡ (a) (d)	750	741

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $414,706)		426,104

	Shares (000)
SHORT-TERM INVESTMENTS — 9.7%
INVESTMENT COMPANIES — 9.7%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05% (h) (i) (Cost $504,412)	504,189	504,391

Total Investments — 107.0% (Cost $5,548,583)		5,586,571
Liabilities in Excess of Other Assets — (7.0)%		(365,996)

Net Assets — 100.0%		5,220,575

Percentages indicated are based on net assets.

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Abbreviations

ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2021.
CDO	Collateralized Debt Obligations
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2021. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2021.
(b)	Amount rounds to less than one thousand.
(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(e)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2021.
(f)	Defaulted security.
(g)	The rate shown is the effective yield as of November 30, 2021.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of November 30, 2021.
‡	Value determined using significant unobservable inputs.

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments  — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2021.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$183,873	$274,656	$458,529
Collateralized Mortgage Obligations	—	1,133,067	125,117	1,258,184
Commercial Mortgage-Backed Securities	—	364,443	61,661	426,104
Mortgage-Backed Securities	—	2,510,275	—	2,510,275
U.S. Treasury Obligations	—	429,088	—	429,088
Short-Term Investments
Investment Companies	504,391	—	—	504,391

Total Investments in Securities	$504,391	$4,620,746	$461,434	$5,586,571

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of February 28, 2021	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2021
Investments in Securities:
Asset-Backed Securities	$277,733	$—	$(3,984)	$(221)	$115,885	$(148,690)	$40,762	$(6,829)	$274,656
Collateralized Mortgage Obligations	100,948	—	(1,344)	(1,217)	88,668	(51,898)	—	(10,040)	125,117
Commercial Mortgage-Backed Securities	39,371	—	(246)	(547)	26,594	(5,509)	1,998	—	61,661

Total	$418,052	$—	$(5,574)	$(1,985)	$231,147	$(206,097)	$42,760	$(16,869)	$461,434

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2021, which were valued using significant unobservable inputs (level 3) amounted to $(5,042).

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended November 30, 2021.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at November 30, 2021	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)(a)
	$240,434	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 60.00% (12.68%)
			Constant Default Rate	0.00% - 4.00% (0.04%)
			Yield (Discount Rate of Cash Flows)	0.97% - 6.36% (2.73%)

Asset-Backed Securities	240,434

	54,432	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (77.75%)
			Constant Default Rate	0.00% - 6.69% (0.54%)
			Yield (Discount Rate of Cash Flows)	(0.14%) - 44.07% (2.95%)

Collateralized Mortgage Obligations	54,432

	49,226	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (10.72%)
			Yield (Discount Rate of Cash Flows)	(1.07)% - 6.32% (3.29%)

Commercial Mortgage-Backed Securities	49,226

Total	$344,092

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At November 30, 2021, the value of these investments was $117,342. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amount in the table below.

For the period ended November 30, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2021	Shares at November 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05% (a) (b)	$1,109,217	$1,956,121	$2,560,897	$(64)	$14	$504,391	504,189	$336	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2021.